UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09135

Nuveen New York Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: September 30

Date of reporting period: March 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

NUVEEN Investments

Closed-End Funds

Nuveen Investments Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report
March 31, 2011

Nuveen New York Municipal Value Fund, Inc.
NNY

Nuveen New York Municipal Value Fund 2
NYV

Nuveen New York Performance Plus Municipal Fund, Inc.
NNP

Nuveen New York Dividend Advantage Municipal Fund
NAN

Nuveen New York Dividend Advantage Municipal Fund 2
NXK

March

INVESTMENT ADVISER NAME CHANGE

Effective January 1, 2011, Nuveen Asset Management, the Funds’ investment adviser, changed its name to Nuveen Fund Advisors, Inc. (“Nuveen Fund Advisors”). Concurrently, Nuveen Fund Advisors formed a wholly-owned subsidiary, Nuveen Asset Management, LLC, to house its portfolio management capabilities.

NUVEEN INVESTMENTS COMPLETES STRATEGIC COMBINATION WITH FAF ADVISORS

On December 31, 2010, Nuveen Investments completed the strategic combination between Nuveen Asset Management, LLC, the largest investment affiliate of Nuveen Investments, and FAF Advisors. As part of this transaction, U.S. Bancorp – the parent of FAF Advisors – received cash consideration and a 9.5% stake in Nuveen Investments in exchange for the long term investment business of FAF Advisors, including investment management responsibilities for the non-money market mutual funds of the First American Funds family.

The approximately $27 billion of mutual fund and institutional assets managed by FAF Advisors, along with the investment professionals managing these assets and other key personnel, have become part of Nuveen Asset Management, LLC. With these additions to Nuveen Asset Management, LLC, this affiliate now manages more than $100 billion of assets across a broad range of strategies from municipal and taxable fixed income to traditional and specialized equity investments.

This combination does not affect the investment objectives or strategies of the Funds in this report. Over time, Nuveen Investments expects that the combination will provide even more ways to meet the needs of investors who work with financial advisors and consultants by enhancing the multi-boutique model of Nuveen Investments, which also includes highly respected investment teams at HydePark, NWQ Investment Management, Santa Barbara Asset Management, Symphony Asset Management, Tradewinds Global Investors and Winslow Capital. Nuveen Investments managed approximately $206 billion of assets as of March 31, 2011.

Table of Contents

Chairman’s Letter to Shareholders	4
Portfolio Manager’s Comments	5
Common Share Dividend and Share Price Information	12
Performance Overviews	14
Portfolios of Investments	19
Statement of Assets and Liabilities	51
Statement of Operations	52
Statement of Changes in Net Assets	53
Statement of Cash Flows	55
Financial Highlights	56
Notes to Financial Statements	62
Board Approval of Sub-Advisory Arrangements	73
Reinvest Automatically, Easily and Conveniently	74
Glossary of Terms Used in this Report	76
Other Useful Information	79

Chairman’s
Letter to Shareholders

Dear Shareholders,

In 2010, the global economy recorded another year of recovery from the financial and economic crises of 2008, but many of the factors that caused the downturn still weigh on the prospects for continued improvement. In the U.S., ongoing weakness in housing values has put pressure on homeowners and mortgage lenders. Similarly, the strong earnings recovery for corporations and banks is only slowly being translated into increased hiring or more active lending. Globally, deleveraging by private and public borrowers has inhibited economic growth and that process is far from complete.

Encouragingly, constructive actions are being taken by governments around the world to deal with economic issues. In the U.S., the recent passage of a stimulatory tax bill relieved some of the pressure on the Federal Reserve to promote economic expansion through quantitative easing and offers the promise of sustained economic growth. A number of European governments are undertaking programs that could significantly reduce their budget deficits. Governments across the emerging markets are implementing various steps to deal with global capital flows without undermining international trade and investment.

The success of these government actions could determine whether 2011 brings further economic recovery and financial market progress. One risk associated with the extraordinary efforts to strengthen U.S. economic growth is that the debt of the U.S. government will continue to grow to unprecedented levels. Another risk is that over time there could be inflationary pressures on asset values in the U.S. and abroad, because what happens in the U.S. impacts the rest of the world economy. Also, these various actions are being taken in a setting of heightened global economic uncertainty, primarily about the supplies of energy and other critical commodities. In this challenging environment, your Nuveen investment team continues to seek sustainable investment opportunities and to remain alert to potential risks in a recovery still facing many headwinds. On your behalf, we monitor their activities to assure they maintain their investment disciplines.

As you will note elsewhere in this report, on December 31, 2010, Nuveen Investments completed a strategic combination with FAF Advisors, Inc., the manager of the First American Funds. The combination adds highly respected and distinct investment teams to meet the needs of investors and their advisors and is designed to benefit all fund shareholders by creating a fund organization with the potential for further economies of scale and the ability to draw from even greater talent and expertise to meet those investor needs.

As of the end of April, 2011, Nuveen Investments had completed the refinancing of all of the Auction Rate Preferred Securities issued by its taxable closed-end funds and 89% of the MuniPreferred shares issued by its tax-exempt closed-end funds. Please consult the Nuveen Investments web site, www.Nuveen.com, for the current status of this important refinancing program.

As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
May 19, 2011

4 Nuveen Investments

Portfolio Manager’s Comments

Nuveen New York Municipal Value Fund, Inc. (NNY)
Nuveen New York Municipal Value Fund 2 (NYV)
Nuveen New York Performance Plus Municipal Fund, Inc. (NNP)
Nuveen New York Dividend Advantage Municipal Fund (NAN)
Nuveen New York Dividend Advantage Municipal Fund 2 (NXK)

Portfolio manager Scott Romans discusses key investment strategies and the six-month performance of the Nuveen New York Funds. Scott, who joined Nuveen in 2000, assumed portfolio management responsibility for these five New York Funds in January 2011 from Cathryn Steeves, who managed NNY, NNP, NAN and NXK from 2006 to December 2010 and NYV from its inception in 2009 to December 2010.

What key strategies were used to manage the New York Funds during the six-month reporting period ended March 31, 2011?

After rallying through most of 2010, municipal bond prices declined during this six-month period, impacted by investor concerns about inflation, the federal deficit, and the deficit’s impact on demand for U.S. Treasuries. Adding to this situation was media coverage of the strained finances of many state and local governments. As a result, money began to flow out of municipal funds, yields rose and valuations declined. Toward the end of this period, we saw the environment in the municipal market improve, as crossover buyers were attracted by municipal bond prices and tax-exempt yields, resulting in decreased outflows, declining yields, and rising valuations.

The municipal bond market also was affected by a significant decline in new tax-exempt issuance during this period. One reason for this decrease was the heavy issuance of taxable municipal debt under the Build America Bond (BAB) program, which was created as part of the American Recovery and Reinvestment Act of February 2009 and which expired December 31, 2010. During the fourth quarter of 2010, taxable Build America Bonds issuance nationwide totaled $44.1 billion, accounting for 33% of new bonds in the municipal market. This program also meaningfully impacted the availability of tax-exempt bonds in New York, which ranked second (after California) in terms of dollar amount of BABs issued during this period. For the three months ended December 31, 2010, taxable Build America Bond issuance in New York totaled $5.7 billion, representing approximately 37% of new bonds issued in the municipal marketplace. Since interest payments from Build America Bonds represent taxable income, we did not view these bonds as good investment opportunities for these Funds. Further compounding the supply situation was the decline in new municipal issuance during the

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Any reference to credit ratings for portfolio holdings denotes the highest rating assigned by a Nationally Recognized Statistical Rating Organization (NRSRO) such as Standard & Poor’s (S&P), Moody’s, or Fitch. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below investment grade. Holdings and ratings may change over time.

Nuveen Investments 5

first three months of 2011, when issuance in New York declined 16% from that of the same period in 2010.

Because of the constrained issuance of tax-exempt municipal bonds, much of our investment activity during the period was opportunistic. We continued to take a bottom-up approach to discovering undervalued sectors and individual credits with the potential to perform well over the long-term. During this period, the Funds focused on purchasing bonds rated AAA and AA from some of the state’s larger issuers. We also found value in lower-rated airports, health care and education bonds, including universities and charter schools, purchased in both the primary and secondary markets. During the last three months of 2010, some of our investment activity resulted from opportunities created by the provisions of the Build America Bond program. For example, tax-exempt supply was more plentiful in the health care and higher education sectors because, as 501(c)(3) (nonprofit) organizations, hospitals and private universities generally did not qualify for the Build America Bond program and continued to issue bonds in the tax-exempt municipal market.

Cash for new purchases during this period was generated primarily by the proceeds from bond calls and maturing bonds, which we worked to redeploy to keep the Funds fully invested. The Funds also sold a few holdings during this period, but overall, selling was very minimal because of the difficulty in finding suitable replacement securities.

As of March 31, 2011, all five Funds continued to use inverse floating rate securities. We employ inverse floaters as a form of leverage for a variety of reasons, including duration management, income enhancement and total return enhancement.

How did the Funds perform?

Individual results for the Nuveen New York Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Average Annual Total Returns on Common Share Net Asset Value*
For periods ended 3/31/11

Fund	6-Month	1-Year	5-Year	10-Year
NNY1	-3.31%	1.52%	3.70%	4.35%
NYV1	-7.48%	-2.25%	N/A	N/A
NNP	-5.67%	1.35%	4.20%	5.70%
NAN	-5.77%	1.00%	3.83%	5.59%
NXK	-5.78%	0.63%	4.06%	5.87%

Standard & Poor’s (S&P) New York Municipal Bond Index2	-3.53%	1.47%	4.10%	4.72%
Standard & Poor’s (S&P) National Municipal Bond Index3	-3.89%	1.45%	3.80%	4.64%
Lipper New York Municipal Debt Funds Average4	-7.60%	-0.56%	2.28%	4.76%

*	Six-month returns are cumulative; all other returns are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

1	NNY and NYV are unleveraged Funds; the remaining three Funds in this report use structural leverage.

2
The Standard & Poor’s (S&P) New York Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade New York municipal bond market. This index does not reflect any initial or ongoing expenses and is not available for direct investment.

3
The Standard & Poor’s (S&P) National Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. This index does not reflect any initial or ongoing expenses and is not available for direct investment.

4
The Lipper New York Municipal Debt Funds Average is calculated using the returns of all leveraged and unleveraged closed-end funds in this category for each period as follows: 6-month, 17 funds; 1-year, 17 funds; 5-year, 17 funds; and 10-year, 6 funds. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. The Lipper average is not available for direct investment.

6 Nuveen Investments

For the six months ended March 31, 2011, the cumulative return on common share net asset value (NAV) for NNY exceeded the returns for the Standard & Poor’s (S&P) New York Municipal Bond Index and the Standard & Poor’s (S&P) National Municipal Bond Index, while the other four Funds underperformed these two S&P indexes. All five of the New York Funds outperformed the average return for the Lipper New York Municipal Debt Funds Average.

Key management factors that influenced the Funds’ returns during this period included duration and yield curve positioning, credit exposure and sector allocation. The use of structural leverage also factored into the performances of NNP, NAN and NXK. (NNY and NYV do not use structural leverage.) Leverage is discussed in more detail on page eight.

During this period, municipal bonds with shorter maturities generally outperformed other maturity categories, with credits at the longest end of the curve posting the weakest returns. Among these five Funds, NNY was the most advantageously positioned in terms of duration and yield curve positioning, with more exposure to the outperforming shorter part of the yield curve. NYV, on the other hand, had the longest duration among these five Funds, typical for a newer Fund more recently invested in long-term bonds. Its greater exposure to the underperforming long part of the curve detracted from NYV’s performance for this period. During the current period, NYV also entered into forward interest rate swap transactions to help reduce the duration of its portfolio. Overall, duration and yield curve positioning was a neutral factor in the performance of NNP and NXK and a modest negative in NAN.

Credit exposure also played an important role in performance. During the market reversal of late 2010, as the redemption activity in high-yield funds increased, lower-rated credits were negatively impacted. For the period as a whole, bonds rated BBB typically underperformed those rated AAA. All of these Funds tended to be overweighted in bonds rated BBB, which hurt their performance, with NYV having the heaviest exposure to BBB rated bonds among these Funds.

Overall, sector allocation had the most significant impact on the performance of every Fund except NYV. Holdings that generally helped the Funds’ returns included resource recovery bonds, housing credits, and general obligation and other tax-supported bonds. The health care sector of the New York market also was a modest outperformer. In general, these Funds tended to be overweighted in housing and health care bonds, which enhanced their returns. In addition, pre-refunded bonds, which are often backed by U.S. Treasury securities, were among the stronger performers during this period, primarily due to their shorter effective maturities and higher credit quality. As of March 31, 2011, NNP had the largest allocation of pre-refunded bonds among these five Funds, which benefited its performance.

Nuveen Investments 7

In contrast, the industrial development revenue (IDR), transportation, and “other revenue” sectors turned in relatively weaker performance, and tobacco credits and zero coupon bonds were among the poorest performers. The insured segment also failed to keep pace with the general municipal market return for the six months. These Funds were generally underweighted in transportation and “other revenue,” which lessened the negative impact of these sectors.

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of NNP, NAN and NXK relative to the comparative indexes was these Funds’ use of structural leverage . As mentioned previously, NNY and NYV do not use structural leverage. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. This is what happened in these Funds during the period, and the use of structural leverage hurt their overall performance.

RECENT DEVELOPMENTS REGARDING THE FUNDS’ REDEMPTION OF AUCTION RATE PREFERRED SHARES

Shortly after their respective inception, each of the Funds (except NNY and NYV) issued auction rate preferred shares (ARPS) to create structural leverage. As noted in past shareholder reports, the ARPS issued by many closed-end funds, including these Funds, have been hampered by a lack of liquidity since February 2008. Since that time, more ARPS have been submitted for sale in each of their regularly scheduled auctions than there have been offers to buy. In fact, offers to buy have been almost completely nonexistent since late February 2008. This means that these auctions have “failed to clear,” and that many, or all, of the ARPS shareholders who wanted to sell their shares in these auctions were unable to do so. This lack of liquidity in ARPS did not lower the credit quality of these shares, and ARPS shareholders unable to sell their shares continued to receive distributions at the “maximum rate” applicable to failed auctions, as calculated in accordance with the pre-established terms of the ARPS. In the recent market, with short term rates at multigenerational lows, those maximum rates also have been low.

One continuing implication for common shareholders from the auction failures is that each Fund’s cost of leverage likely has been incrementally higher at times than it otherwise might have been had the auctions continued to be successful. As a result, each

8 Nuveen Investments

Fund’s common share earnings likely have been incrementally lower at times than they otherwise might have been.

As noted in past shareholder reports, the Nuveen funds’ Board of Directors/Trustees authorized several methods that can be used separately or in combination to refinance a portion of the Nuveen funds’ outstanding ARPS. Some funds have utilized tender option bonds (TOBs), also known as inverse floating rate securities, for leverage purposes. The amount of TOBs that a fund may use varies according to the composition of each fund’s portfolio. Some funds have a greater ability to use TOBs than others. Some funds have issued Variable Rate Demand Preferred (VRDP) Shares as well as Variable MuniFund Term Preferred (VMTP) Shares, which are a floating rate form of preferred stock with a mandatory term redemption. Some funds have issued MuniFund Term Preferred (MTP) Shares, a fixed rate form of preferred stock with a mandatory redemption period of three to five years.

While all these efforts have reduced the total amount of outstanding ARPS issued by the Nuveen funds, the funds cannot provide any assurance on when the remaining outstanding ARPS might be redeemed.

During 2010 and 2011, certain Nuveen leveraged closed-end funds (including NNP) received a demand letter from a law firm on behalf of purported holders of common shares of each such fund, alleging that Nuveen and the funds’ officers and Board of Directors/Trustees breached their fiduciary duties related to the redemption at par of the funds’ ARPS. In response, the Board established an ad hoc Demand Committee consisting of certain of its disinterested and independent Board members to investigate the claims. The Demand Committee retained independent counsel to assist it in conducting an extensive investigation. Based upon its investigation, the Demand Committee found that it was not in the best interests of each fund or its shareholders to take the actions suggested in the demand letters, and recommended that the full Board reject the demands made in the demand letters. After reviewing the findings and recommendation of the Demand Committee, the full Board of each fund unanimously adopted the Demand Committee’s recommendation.

Subsequently, the funds that received demand letters (including NNP, NAN and NXK) were named in a consolidated complaint as nominal defendants in a putative shareholder derivative action captioned Martin Safier, et al. v. Nuveen Asset Management, et al. that was filed in the Circuit Court of Cook County, Illinois, Chancery Division (the “Cook County Chancery Court”) on February 18, 2011 (the “Complaint”). The Complaint, filed on behalf of purported holders of each fund’s common shares, also name Nuveen Fund Advisors, Inc. as a defendant, together with current and former Officers and interested Director/Trustees of each of the funds (together with the nominal defendants,

Nuveen Investments 9

collectively, the “Defendants”). The Complaint contains the same basic allegations contained in the demand letters. The suits seek a declaration that the Defendants have breached their fiduciary duties, an order directing the Defendants not to redeem any ARPS at their liquidation value using fund assets, indeterminate monetary damages in favor of the funds and an award of plaintiffs’ costs and disbursements in pursuing the action. Nuveen Fund Advisors, Inc. believes that the Complaint is without merit, and is defending vigorously against these charges.

As of March 31, 2011, NNP, NAN and NXK have redeemed all of their outstanding ARPS at par.

As noted in previous shareholder reports, and as of March 31, 2011, the following Funds have issued and outstanding MTP Shares, at liquidation value, as shown in the accompanying table.

MTP Shares at
Fund	Liquidation Value
NAN	55,360,000
NXK	37,890,000

During the current period, NAN completed the issuance of an additional $25,360,000 2.50%, Series 2016 MTP. The net proceeds from this offering were used to refinance the Fund’s outstanding ARPS at par. The newly-issued MTP shares trade on the New York Stock Exchange under the symbol “NAN PrD.” These MTP shares are included in the total amount of MTP shares outstanding in the preceding table.

VRDP

As noted in previous shareholder reports, NNP has issued and outstanding $89.0 million of VRDP.

(Refer to Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies and Footnote 4 – Fund Shares for further details on MTP and VRDP Shares.)

At the time this report was prepared, all 84 of the Nuveen closed-end municipal funds that had issued ARPS have redeemed at par all or a portion of these shares. These redemptions bring the total amount of Nuveen’s municipal closed-end funds’ ARPS redemptions to approximately $8.8 billion of the approximately $11.0 billion originally outstanding.

For up-to-date information, please visit the Nuveen CEF Auction Rate Preferred Resource Center at: http://www.nuveen.com/arps.

10 Nuveen Investments

Regulatory Matter

During May 2011, Nuveen Securities, LLC (Nuveen) entered into a settlement with the Financial Industry Regulatory Authority (FINRA) with respect to certain allegations regarding Nuveen-sponsored closed-end fund Auction Rate Preferred Securities (ARPS) marketing brochures. As part of this settlement, Nuveen neither admitted to nor denied FINRA’s allegations. Nuveen is the broker-dealer subsidiary of Nuveen Investments, Inc.

The settlement with FINRA concludes an investigation that followed the widespread failure of auctions for ARPS and other auction rate securities, which generally began in mid-February 2008. In the settlement, FINRA alleged that certain marketing materials provided by Nuveen were false and misleading. Nuveen agreed to a censure and the payment of a $3 million fine.

Nuveen Investments 11

Common Share Dividend
and Share Price Information

The dividends of NNY, NYV, NNP, NAN and NXK remained stable throughout the six-month period ended March 31, 2011.

Due to normal portfolio activity, common shareholders of the following Funds received capital gains distributions in December 2010 as follows:

Long-Term Capital Gains
Fund	(per share)
NNY	$0.0062
NNP	$0.0128
NAN	$0.0344

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund’s past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of March 31, 2011, all of the Funds in this report had positive UNII balances, based upon our best estimates, for tax purposes and positive UNII balances for financial reporting purposes.

COMMON SHARE REPURCHASES AND SHARE PRICE INFORMATION

As of March 31, 2011, and since the inception of the Funds’ repurchase program, the Funds have cumulatively repurchased and retired their common shares as shown in the accompanying table. NNY, NYV and NAN have not repurchased any of their common shares since the inception of their repurchase programs.

	Common Shares	% of Outstanding
Fund	Repurchased and Retired	Common Shares
NNY	–	–
NYV	–	–
NNP	27,800	0.2%
NAN	–	–
NXK	7,200	0.1%

During the six-month reporting period, the Funds did not repurchase any of their outstanding common shares.

12 Nuveen Investments

As of March 31, 2011, and during the six-month reporting period, the Funds’ common share prices were trading at (-) discounts to their common share NAVs as shown in the accompanying table.

	3/31/11	Six-Month Average
Fund	(-)Discount	(-)Discount
NNY	(-)4.12%	(-)3.73%
NYV	(-)4.48%	(-)5.42%
NNP	(-)3.13%	(-)4.63%
NAN	(-)7.50%	(-)7.10%
NXK	(-)7.72%	(-)7.13%

Nuveen Investments 13

NNY	Nuveen New York
Performance	Municipal Value
OVERVIEW	Fund, Inc.

as of March 31, 2011

Fund Snapshot
Common Share Price		$9.08
Common Share
Net Asset Value (NAV)		$9.47
Premium/(Discount) to NAV		-4.12%
Market Yield		4.69%
Taxable-Equivalent Yield1		6.99%
Net Assets Applicable to
Common Shares ($000)		$143,712
Average Annual Total Return
(Inception 10/07/87)
	On Share Price	On NAV
6-Month (Cumulative)	-5.90%	-3.31%
1-Year	-1.97%	1.52%
5-Year	3.87%	3.70%
10-Year	4.89%	4.35%
Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited		22.9%
Health Care		11.5%
Transportation		11.4%
Education and Civic Organizations		11.1%
Tax Obligation/General		10.1%
Utilities		7.2%
Housing/Multifamily		6.5%
U.S. Guaranteed		5.1%
Other		14.2%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A, and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3	Holdings are subject to change.
4	The Fund paid shareholders a capital gains distribution in December 2010 of $0.0062 per share.

14 Nuveen Investments

NYV	Nuveen New York Municipal Value
Performance	Fund 2
OVERVIEW
as of March 31, 2011

Fund Snapshot
Common Share Price		$13.87
Common Share
Net Asset Value (NAV)		$14.52
Premium/(Discount) to NAV		-4.48%
Market Yield		5.54%
Taxable-Equivalent Yield1		8.26%
Net Assets Applicable to
Common Shares ($000)		$34,076
Average Annual Total Return
(Inception 4/28/09)
	On Share Price	On NAV
6-Month (Cumulative)	-7.36%	-7.48%
1-Year	-2.00%	-2.25%
Since Inception	0.94%	5.61%
Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited		25.3%
Health Care		22.2%
Housing/Multifamily		13.4%
Transportation		11.6%
Education and Civic Organizations		8.9%
Water and Sewer		6.0%
Tax Obligation/General		5.9%
Other		6.7%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A, and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3	Holdings are subject to change.

Nuveen Investments 15

NNP	Nuveen New York
Performance	Performance Plus
OVERVIEW	Municipal Fund, Inc.

as of March 31, 2011

Fund Snapshot
Common Share Price		$14.23
Common Share
Net Asset Value (NAV)		$14.69
Premium/(Discount) to NAV		-3.13%
Market Yield		6.20%
Taxable-Equivalent Yield1		9.24%
Net Assets Applicable to
Common Shares ($000)		$221,006
Average Annual Total Return
(Inception 11/15/89)
	On Share Price	On NAV
6-Month (Cumulative)	-5.39%	-5.67%
1-Year	6.08%	1.35%
5-Year	3.20%	4.20%
10-Year	6.26%	5.70%
Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited		23.7%
Health Care		14.3%
Education and Civic Organizations		12.1%
Transportation		9.3%
U.S. Guaranteed		8.9%
Tax Obligation/General		7.4%
Utilities		6.3%
Housing/Multifamily		5.0%
Other		13.0%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A, and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3	Holdings are subject to change.
4	The Fund paid shareholders a capital gains distribution in December 2010 of $0.0128 per share.

16 Nuveen Investments

NAN	Nuveen New York Dividend Advantage
Performance	Municipal Fund
OVERVIEW
as of March 31, 2011

Fund Snapshot
Common Share Price		$12.83
Common Share
Net Asset Value (NAV)		$13.87
Premium/(Discount) to NAV		-7.50%
Market Yield		6.13%
Taxable-Equivalent Yield1		9.14%
Net Assets Applicable to
Common Shares ($000)		$128,493
Average Annual Total Return
(Inception 5/26/99)
	On Share Price	On NAV
6-Month (Cumulative)	-8.16%	-5.77%
1-Year	1.11%	1.00%
5-Year	1.70%	3.83%
10-Year	4.85%	5.59%
Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited		25.6%
Health Care		17.9%
Transportation		12.2%
Education and Civic Organizations		11.5%
Tax Obligation/General		8.1%
Housing/Multifamily		6.1%
Utilities		4.4%
Other		14.2%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A, and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3	Holdings are subject to change.
4	The Fund paid shareholders a capital gains distribution in December 2010 of $0.0344 per share.

Nuveen Investments 17

NXK	Nuveen New York
Performance	Dividend Advantage
OVERVIEW	Municipal Fund 2

as of March 31, 2011

Fund Snapshot
Common Share Price		$12.79
Common Share
Net Asset Value (NAV)		$13.86
Premium/(Discount) to NAV		-7.72%
Market Yield		6.24%
Taxable-Equivalent Yield1		9.30%
Net Assets Applicable to
Common Shares ($000)		$89,934
Average Annual Total Return
(Inception 3/27/01)
	On Share Price	On NAV
6-Month (Cumulative)	-8.27%	-5.78%
1-Year	0.66%	0.63%
5-Year	2.32%	4.06%
10-Year	4.83%	5.87%
Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited		23.8%
Transportation		14.8%
Health Care		13.1%
Education and Civic Organizations		12.6%
Tax Obligation/General		9.1%
Utilities		7.8%
U.S. Guaranteed		4.7%
Other		14.1%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A, and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3	Holdings are subject to change.

18 Nuveen Investments

Nuveen New York Municipal Value Fund, Inc.
NNY	Portfolio of Investments
March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 1.2% (1.3% of Total Investments)
$ 275	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BB+	$ 235,744
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
1,950	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	BB	1,563,666
	Series 2007A, 5.000%, 12/01/23
2,225	Total Consumer Discretionary			1,799,410
	Consumer Staples – 2.1% (2.2% of Total Investments)
195	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/11 at 101.00	BBB	170,666
	5.250%, 6/01/25
1,500	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/13 at 100.00	BBB	1,328,640
	5.750%, 6/01/33
375	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	331,429
	Series 2002, 5.375%, 5/15/33
140	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	124,132
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
865	4.750%, 6/01/22	6/16 at 100.00	BBB	807,910
345	5.000%, 6/01/26	6/16 at 100.00	BBB	311,249
3,420	Total Consumer Staples			3,074,026
	Education and Civic Organizations – 10.7% (11.1% of Total Investments)
275	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	250,181
	2007A, 5.000%, 7/01/31
115	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	84,701
	Schools, Series 2007A, 5.000%, 4/01/37
1,350	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	1,311,039
	Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40
750	Buffalo and Erie County Industrial Land Development Corporation, New York, Tax-Exempt	12/20 at 100.00	N/R	737,625
	Revenue Bonds (Enterprise Charter School Project), Series 2011A, 7.500%, 12/01/40
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	82,410
	University, Series 2006, 5.000%, 5/01/23
1,175	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	N/R	961,432
	2007A, 5.000%, 7/01/41 – RAAI Insured
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	BBB	899,020
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
800	Dormitory Authority of the State of New York, Insured Revenue Bonds, D’Youville College,	7/11 at 102.00	N/R	805,496
	Series 2001, 5.250%, 7/01/20 – RAAI Insured
505	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	509,000
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
525	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A–	527,058
	2010, 5.250%, 7/01/30
280	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series	7/20 at 100.00	Baa1	262,130
	2010, 5.250%, 7/01/35
	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue
	Bonds, City University System, Series 1993A:
1,000	5.750%, 7/01/18	No Opt. Call	AA–	1,131,290
1,400	6.000%, 7/01/20	No Opt. Call	AA–	1,591,296
265	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	252,073
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
880	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project,	7/19 at 100.00	BBB+	850,142
	Series 2009, 5.750%, 7/01/39

Nuveen Investments 19

Nuveen New York Municipal Value Fund, Inc. (continued)
NNY	Portfolio of Investments March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	$ 230,489
	Francis College, Series 2004, 5.000%, 10/01/34
1,100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	6/11 at 100.00	A–	1,100,682
	Greater New York, Series 2002, 5.250%, 8/01/21
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
1,500	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BB+	1,228,020
1,175	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	895,855
1,610	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	BBB–	1,249,102
	Project, Series 2006, 4.500%, 3/01/39 – FGIC Insured
170	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	158,069
	College, Series 2007, 5.000%, 10/01/27
300	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A	274,719
	Series 2010A, 5.125%, 9/01/40
16,510	Total Education and Civic Organizations			15,391,829
	Financials – 1.2% (1.2% of Total Investments)
400	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	A1	387,676
	2005, 5.250%, 10/01/35
1,305	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	A1	1,295,996
	2007, 5.500%, 10/01/37
1,705	Total Financials			1,683,672
	Health Care – 11.1% (11.5% of Total Investments)
1,005	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	993,051
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
995	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, New York	2/17 at 100.00	N/R	939,519
	Hospital Medical Center of Queens, Series 2007, 4.650%, 8/15/27
700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	BBB	712,551
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
1,800	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	N/R	1,637,748
	Hospital, Series 2005, 4.900%, 8/15/31
350	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A2	341,765
	Series 2010, 5.000%, 7/01/26
1,250	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/11 at 100.00	A3	1,256,150
	Island Obligated Group – St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20
2,350	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	2,276,022
	Center, Series 2006-1, 5.000%, 7/01/35
1,530	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA+	1,636,381
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	503,840
	Hospital, Series 2003B, 5.500%, 7/01/23
500	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	474,165
	Hospital Association, Series 2003A, 5.500%, 7/01/32
290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	7/11 at 100.00	BB	249,702
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
280	5.250%, 2/01/27	No Opt. Call	BBB–	244,933
260	5.500%, 2/01/32	No Opt. Call	BBB–	224,944
125	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, North Shore	No Opt. Call	Baa1	127,178
	Health System Obligated Group, Series 2001B, 5.875%, 11/01/11

20 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
$ 1,175	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	$ 1,209,322
1,000	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	1,035,690
475	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 100.00	Baa3	452,765
	Island University Hospital, Series 2001B, 6.375%, 7/01/31
235	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	Baa3	225,412
	Island University Hospital, Series 2002C, 6.450%, 7/01/32
570	Newark-Wayne Community Hospital, New York, Hospital Revenue Refunding and Improvement Bonds,	9/11 at 100.00	N/R	564,500
	Series 1993A, 7.600%, 9/01/15
380	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series	11/20 at 100.00	A3	371,450
	2010-C2, 6.125%, 11/01/37
500	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/11 at 101.00	B–	457,465
	Series 2001A, 7.125%, 7/01/31
16,270	Total Health Care			15,934,553
	Housing/Multifamily – 6.3% (6.5% of Total Investments)
370	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding	10/11 at 101.00	AAA	374,274
	Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21
1,690	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AA+	1,719,947
	Series 2005A, 5.000%, 7/01/25 – FGIC Insured
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2001A:
1,000	5.400%, 11/01/21	5/11 at 101.00	AA	1,007,960
1,000	5.500%, 11/01/31	5/11 at 101.00	AA	1,002,550
1,000	5.600%, 11/01/42	5/11 at 101.00	AA	1,001,920
1,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/19 at 100.00	AA	1,008,060
	Series 2009C-1, 5.500%, 11/01/34
1,250	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/19 at 100.00	AA	1,193,713
	Series 2009M, 5.150%, 11/01/45
440	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue	8/11 at 100.00	Aa1	441,522
	Bonds, Series 2001E, 5.600%, 8/15/20 (Alternative Minimum Tax)
1,275	Westchester County Industrial Development Agency, New York, GNMA Collateralized Mortgage Loan	8/11 at 102.00	Aaa	1,306,850
	Revenue Bonds, Living Independently for the Elderly Inc., Series 2001A, 5.375%, 8/20/21
9,025	Total Housing/Multifamily			9,056,796
	Housing/Single Family – 3.9% (4.0% of Total Investments)
950	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27	4/15 at 100.00	Aa1	881,230
	(Alternative Minimum Tax)
370	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 2007, 5.200%,	10/17 at 100.00	Aa1	355,204
	10/01/32 (Alternative Minimum Tax)
3,490	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 73A, 5.250%,	9/11 at 100.00	Aa1	3,492,618
	10/01/17 (Alternative Minimum Tax)
840	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23	4/13 at 101.00	Aaa	832,045
	(Alternative Minimum Tax)
5,650	Total Housing/Single Family			5,561,097
	Long-Term Care – 3.8% (3.9% of Total Investments)
855	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds,	8/11 at 100.00	AAA	854,974
	Eger Healthcare Center of Staten Island, Series 1998, 5.100%, 2/01/28
2,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, W.K. Nursing	8/11 at 100.00	AAA	2,000,760
	Home Corporation, Series 1996, 6.125%, 2/01/36

Nuveen Investments 21

Nuveen New York Municipal Value Fund, Inc. (continued)
NNY	Portfolio of Investments March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$ 435	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AAA	$ 415,629
	Westchester Project, Series 2006, 5.200%, 2/15/41
270	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Baa3	201,579
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
135	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	7/15 at 100.00	N/R	81,451
	5.000%, 7/01/35 – ACA Insured
205	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/11 at 101.00	N/R	208,216
	Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19
530	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/11 at 101.00	N/R	533,726
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
820	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	734,695
	Needs Facilities Pooled Program, Series 2008A-1, 5.500%, 7/01/18
235	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	202,572
	Needs Facilities Pooled Program, Series 2008-B1, 5.800%, 7/01/23
225	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs	7/16 at 101.00	N/R	193,952
	Facilities Pooled Program Bonds, Series 2008-C1, 5.800%, 7/01/23
5,710	Total Long-Term Care			5,427,554
	Materials – 0.2% (0.2% of Total Investments)
240	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	12/13 at 100.00	BBB	231,070
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)
	Tax Obligation/General – 9.7% (10.1% of Total Investments)
4,760	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D, 5.125%, 12/01/25	12/17 at 100.00	AA	4,964,204
2,000	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/23	8/19 at 100.00	AA	2,121,960
750	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	AA	819,030
1,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/19 –	11/14 at 100.00	AA+	1,052,280
	AGM Insured
2,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 –	9/15 at 100.00	AA	2,109,080
	SYNCORA GTY Insured
2,795	New York City, New York, General Obligation Bonds, Fiscal Series 2007A, 5.000%, 8/01/25	8/16 at 100.00	AA	2,888,549
13,305	Total Tax Obligation/General			13,955,103
	Tax Obligation/Limited – 22.1% (22.9% of Total Investments)
1,000	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.250%, 11/01/21	11/13 at 100.00	AAA	1,079,260
395	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AA–	409,406
	2005A, 5.250%, 7/01/24 – CIFG Insured
275	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	287,944
	2005F, 5.000%, 3/15/21 – AGM Insured
350	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AA+	356,759
	City School District, Series 2004, 5.750%, 5/01/26 – AGM Insured
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
2,000	5.250%, 11/15/25 – AGM Insured	11/12 at 100.00	AA+	2,058,580
1,000	5.000%, 11/15/30	11/12 at 100.00	AA	991,300
1,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA	1,453,425
	5.000%, 11/15/34
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA–	999,980
	Series 2002A, 5.125%, 1/01/29
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	486,550
	5.500%, 1/01/34

22 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
$ 740	5.000%, 10/15/25 – NPFG Insured	10/14 at 100.00	AAA	$ 771,872
550	5.000%, 10/15/26 – NPFG Insured	10/14 at 100.00	AAA	575,289
1,890	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	1,922,111
1,200	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	1,212,828
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
1,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/19 at 100.00	AA–	1,496,610
	Series 2009-S5, 5.250%, 1/15/39
1,330	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	1,393,813
	Series 2003E, 5.000%, 2/01/23 – FGIC Insured
1,530	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	1,588,568
	Series 2007C-1, 5.000%, 11/01/27
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA–	1,037,030
	2003A, 5.000%, 3/15/21
2,100	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	2,175,432
	Series 2008A, 5.000%, 12/15/27 (UB)
840	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	812,658
	Development and Housing, Series 2006A, 5.000%, 3/15/36
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	10/15 at 100.00	AA	1,037,310
	2005B, 5.000%, 4/01/21 – AMBAC Insured
1,175	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	1,201,485
	5.000%, 4/01/27
2,450	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%,	No Opt. Call	AA	2,806,769
	4/01/20 – AMBAC Insured (UB)
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
1,800	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	1,879,956
2,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	2,062,520
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	1,042,540
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
600	New York State Urban Development Corporation, Special Project Revenue Bonds, University	No Opt. Call	AA–	698,484
	Facilities Grants, Series 1995, 5.875%, 1/01/21
30,785	Total Tax Obligation/Limited			31,838,479
	Transportation – 11.0% (11.4% of Total Investments)
180	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	BBB+	180,826
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2007B,	11/17 at 100.00	A	2,356,125
	5.000%, 11/15/33
500	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	A	527,050
	Series 2002A, 5.500%, 11/15/19 – AMBAC Insured
1,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx	10/17 at 102.00	N/R	940,320
	Parking Development Company, LLC Project, Series 2007, 5.875%, 10/01/46
1,100	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	6/11 at 100.00	BB–	853,545
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B–	1,021,740
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
700	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	1/16 at 100.00	A3	703,997
	Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)
1,000	New York City Industrial Development Authority, New York, JetBlue, 5.125%, 5/15/30	5/12 at 100.00	B–	802,670
	(Alternative Minimum Tax)

Nuveen Investments 23

Nuveen New York Municipal Value Fund, Inc. (continued)
NNY	Portfolio of Investments March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 165	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	A+	$ 164,490
	AMBAC Insured
400	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AA+	400,804
	AGM Insured
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	10/11 at 100.00	Baa1	486,770
	International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
1,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	1,016,100
435	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	436,001
325	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA+	320,697
	Eighth Series 2008, Trust 2920, 17.512%, 8/15/32 – AGM Insured (IF)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
225	6.500%, 12/01/28	12/15 at 100.00	BBB–	229,955
1,160	6.000%, 12/01/36	12/20 at 100.00	BBB–	1,120,746
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	2,542,050
	Series 2002B, 5.000%, 11/15/21
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 – NPFG Insured	No Opt. Call	Aa3	885,932
800	5.250%, 11/15/22 – NPFG Insured	11/12 at 100.00	Aa3	827,072
16,770	Total Transportation			15,816,890
	U.S. Guaranteed – 4.9% (5.1% of Total Investments) (4)
220	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	BBB+ (4)	225,595
	(Pre-refunded 7/15/11)
2,255	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	AAA	2,615,101
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
25	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial	4/11 at 104.42	Baa1 (4)	30,592
	Facilities, Series 1991A, 9.500%, 4/15/14 (ETM)
960	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	6/11 at 100.00	N/R (4)	1,000,080
	1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)
420	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	Aa1 (4)	428,702
	Bonds, Fiscal Series 2001D, 5.500%, 6/15/17 (Pre-refunded 6/15/11)
	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2002A:
555	5.125%, 3/15/21 (Pre-refunded 3/15/12)	3/12 at 100.00	Aa3 (4)	578,959
1,065	5.125%, 3/15/21 (Pre-refunded 3/15/12)	3/12 at 100.00	AAA	1,113,809
1,000	Niagara Falls, Niagara County, New York, General Obligation Water Treatment Plant Bonds,	No Opt. Call	A2 (4)	1,039,720
	Series 1994, 7.250%, 11/01/11 – NPFG Insured (Alternative Minimum Tax) (ETM)
6,500	Total U.S. Guaranteed			7,032,558
	Utilities – 7.0% (7.2% of Total Investments)
1,000	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds,	2/20 at 100.00	Baa3	931,000
	NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	1,542,780
1,500	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A–	1,537,830
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	236,765
	5.000%, 12/01/35 – CIFG Insured
1,000	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	6/13 at 100.00	A–	995,080
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
1,500	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New	6/11 at 100.00	BBB+	1,501,530
	York State Electric and Gas Corporation, Series 2005A, 4.100%, 3/15/15 – NPFG Insured

24 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	$ 508,625
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory
	put 11/15/12) (Alternative Minimum Tax)
250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	254,300
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001C, 5.625%, 11/15/24 (Mandatory
	put 11/15/14) (Alternative Minimum Tax)
1,500	Power Authority of the State of New York, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	5/11 at 100.00	Aa2	1,499,910
25	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	26,505
	11/15/19 – FGIC Insured
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue
	Cogeneration Partners Facility, Series 1998:
520	5.300%, 1/01/13 (Alternative Minimum Tax)	7/11 at 100.00	N/R	505,773
575	5.500%, 1/01/23 (Alternative Minimum Tax)	7/11 at 100.00	N/R	505,989
10,120	Total Utilities			10,046,087
	Water and Sewer – 1.3% (1.4% of Total Investments)
1,080	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	AAA	1,102,086
	Bonds, Fiscal Series 2001D, 5.500%, 6/15/17
740	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/12 at 100.00	AAA	780,162
	Bonds, Fiscal Series 2003A, 5.375%, 6/15/19
1,820	Total Water and Sewer			1,882,248
$ 140,055	Total Investments (cost $140,265,070) – 96.5%			138,731,372
	Floating Rate Obligations – (2.3)%			(3,255,000)
	Other Assets Less Liabilities – 5.8%			8,235,195
	Net Assets Applicable to Common Shares – 100%			$ 143,711,567

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments 25

Nuveen New York Municipal Value Fund 2
NYV	Portfolio of Investments
March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.9% (3.9% of Total Investments)
$ 1,350	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	BBB	$ 1,320,462
	Series 2001, 6.500%, 5/15/33
	Education and Civic Organizations – 8.8% (8.9% of Total Investments)
1,200	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	883,836
	Schools, Series 2007A, 5.000%, 4/01/37
380	Buffalo and Erie County Industrial Land Development Corporation, New York, Tax-Exempt	No Opt. Call	N/R	382,512
	Revenue Bonds (Enterprise Charter School Project), Series 2011A, 6.000%, 12/01/19
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/17 at 100.00	Aa2	949,510
	Facilities, Series 2007, 5.000%, 7/01/37
4,895	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	No Opt. Call	AA+	776,396
	PILOT, Series 2009A, 0.000%, 3/01/40 – AGC Insured
7,475	Total Education and Civic Organizations			2,992,254
	Energy – 2.8% (2.8% of Total Investments)
1,000	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	Baa3	942,150
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)
	Health Care – 21.9% (22.2% of Total Investments)
290	Albany Capital Resource Corporation, New York, St. Peter’s Hospital Project, Series 2011,	11/20 at 100.00	BBB+	291,723
	6.000%, 11/15/25
500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	N/R	454,930
	Hospital, Series 2005, 4.900%, 8/15/31
50	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A2	48,824
	Series 2010, 5.000%, 7/01/26
1,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health	7/11 at 100.00	A3	956,450
	Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997, 5.500%,
	7/01/27 – RAAI Insured
1,500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	11/16 at 100.00	Baa1	1,410,930
	Obligated Group, Series 2006B, 5.000%, 11/01/34
1,500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	5/19 at 100.00	A–	1,435,920
	Obligated Group, Series 2009A, 5.500%, 5/01/37
1,010	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/17 at 100.00	BBB+	971,751
	2007B, 5.625%, 7/01/37
700	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa3	642,950
	System, Series 2006, 5.000%, 8/01/24
725	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A,	11/17 at 100.00	A	669,407
	5.750%, 11/15/37
85	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series	11/20 at 100.00	A3	83,088
	2010-C2, 6.125%, 11/01/37
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc.	2/14 at 100.00	A+	509,800
	Obligated Group, Series 2009, 6.625%, 2/15/32
7,860	Total Health Care			7,475,773
	Housing/Multifamily – 13.3% (13.4% of Total Investments)
1,500	New York City Housing Development Corporation, New York, FNMA Backed Progress of Peoples	11/15 at 100.00	AAA	1,422,090
	Development Multifamily Rental Housing Revenue Bonds, Series 2005B, 4.950%, 5/15/36
	(Alternative Minimum Tax)
1,800	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	11/14 at 100.00	AA	1,702,242
	Series 2004-H2, 5.125%, 11/01/34 (Alternative Minimum Tax)

26 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$ 1,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009A,	5/19 at 100.00	Aa2	$ 977,910
	5.250%, 11/01/41
450	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B,	5/19 at 100.00	Aa2	416,786
	4.500%, 11/01/29
4,750	Total Housing/Multifamily			4,519,028
	Tax Obligation/General – 5.8% (5.9% of Total Investments)
1,500	New York City, New York, General Obligation Bonds, Fiscal 2009 Series J1, 5.000%, 5/15/36	No Opt. Call	AA	1,465,305
500	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/23	8/19 at 100.00	AA	530,490
2,000	Total Tax Obligation/General			1,995,795
	Tax Obligation/Limited – 25.1% (25.3% of Total Investments)
1,200	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	3/19 at 100.00	AAA	1,169,628
	Education Series 2009A, 5.000%, 3/15/38
1,200	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB–	1,136,160
1,710	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	1,403,192
1,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/19 at 100.00	AA–	1,496,610
	Series 2009-S5, 5.250%, 1/15/39
2,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender	3/17 at 100.00	AAA	1,859,180
	Option Bond Trust 09-6W, 13.096%, 3/15/37 (IF)
1,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	1,483,140
	2009A, 6.000%, 8/01/42
9,110	Total Tax Obligation/Limited			8,547,910
	Transportation – 11.5% (11.6% of Total Investments)
	New York City Industrial Development Agency, New York, American Airlines-JFK International
	Airport Special Facility Revenue Bonds, Series 2005:
500	7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	B–	508,680
500	7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	B–	504,635
2,000	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx	10/17 at 100.00	N/R	1,254,080
	Parking Development Company, LLC Project, Series 2007, 5.750%, 10/01/37
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eigth Series 2010:
180	6.500%, 12/01/28	12/15 at 100.00	BBB–	183,964
140	6.000%, 12/01/36	12/20 at 100.00	BBB–	135,262
1,325	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	5/18 at 100.00	Aa2	1,325,318
	Series 2008A, 5.000%, 11/15/33
4,645	Total Transportation			3,911,939
	Water and Sewer – 5.9% (6.0% of Total Investments)
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	No Opt. Call	AAA	2,019,498
	Refunding Bonds, Fiscal Series 2003D, 5.000%, 6/15/11 – AGM Insured
$ 40,190	Total Investments (cost $33,069,839) – 99.0%			33,724,809
	Other Assets Less Liabilities – 1.0% (5)			351,449
	Net Assets Applicable to Common Shares – 100%			$ 34,076,258

Nuveen Investments 27

Nuveen New York Municipal Value Fund 2 (continued)
NYV	Portfolio of Investments March 31, 2011 (Unaudited)

Investments in Derivatives
Forward Swaps outstanding at March 31, 2011:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (4)	Date	(Depreciation)
Barclays Bank PLC	$2,500,000	Receive	3-Month USD-LIBOR	4.746%	Semi-Annually	3/30/12	3/30/35	$(91,693)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.

(5)	Other Assets Less Liabilities includes Value and/or unrealized Appreciation (Depreciation) of derivative instruments as noted in Investments in Derivatives.

N/R	Not rated.

(IF)	Inverse floating rate investment.

USD-LIBOR	United States Dollar - London Inter-Bank Offered Rate.

See accompanying notes to financial statements.

28 Nuveen Investments

Nuveen New York Performance Plus Municipal Fund, Inc.
NNP	Portfolio of Investments
March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
$ 685	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BB+	$ 587,216
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
	Consumer Staples – 2.0% (1.3% of Total Investments)
405	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/11 at 101.00	BBB	354,460
	5.250%, 6/01/25
1,000	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/13 at 100.00	BBB	885,760
	5.750%, 6/01/33
355	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	314,764
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
2,295	4.750%, 6/01/22	6/16 at 100.00	BBB	2,143,530
930	5.000%, 6/01/26	6/16 at 100.00	BBB	839,018
4,985	Total Consumer Staples			4,537,532
	Education and Civic Organizations – 18.5% (12.1% of Total Investments)
655	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	595,886
	2007A, 5.000%, 7/01/31
275	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	202,546
	Schools, Series 2007A, 5.000%, 4/01/37
1,630	Buffalo and Erie County Industrial Land Development Corporation, New York, Tax-Exempt	12/20 at 100.00	N/R	1,603,105
	Revenue Bonds (Enterprise Charter School Project), Series 2011A, 7.500%, 12/01/40
1,285	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	9/11 at 100.00	BBB–	1,286,645
	University, Series 1998B, 5.000%, 9/15/13
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	82,410
	University, Series 2006, 5.000%, 5/01/23
690	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University	No Opt. Call	AA+	737,783
	System, Series 1993B, 6.000%, 7/01/14 – AGM Insured
2,815	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	N/R	2,303,346
	2007A, 5.000%, 7/01/41 – RAAI Insured
2,120	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,	No Opt. Call	AA–	2,425,428
	Series 2001-1, 5.500%, 7/01/20 – AMBAC Insured
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	BBB	961,880
	Technology, Series 2007, 5.250%, 7/01/29 – FGIC Insured
1,215	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	1,224,623
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
230	Dormitory Authority of the State of New York, Revenue Bonds, Fashion Institute of Technology,	7/12 at 100.00	AA+	233,130
	Series 2000, 5.375%, 7/01/20 – AGM Insured
2,100	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,	7/19 at 100.00	Baa2	2,019,948
	Series 2009, 5.250%, 7/01/29
875	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A–	878,430
	2010, 5.250%, 7/01/30
5,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007,	7/17 at 100.00	AA–	5,000,950
	5.000%, 7/01/32 – AMBAC Insured
640	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series	7/20 at 100.00	Baa1	599,155
	2010, 5.250%, 7/01/35
2,500	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	AA–	2,874,575
	Facilities, Series 1993A, 5.875%, 5/15/17
925	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Baa1	763,125
	College Project, Series 2007-A2, 4.500%, 8/01/36
635	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	604,025
	Civic Facility Project, Series 2005, 5.000%, 10/01/35

Nuveen Investments 29

Nuveen New York Performance Plus Municipal Fund, Inc. (continued)
NNP	Portfolio of Investments March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 1,885	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project,	7/19 at 100.00	BBB+	$ 1,821,042
	Series 2009, 5.750%, 7/01/39
1,260	Madison County Capital Resource Corporation, New York, Revenue Bonds, Colgate University	7/20 at 100.00	AA–	1,210,343
	Project, Series 2010A, 5.000%, 7/01/40
	Monroe County Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. John
	Fisher College, Series 1999:
1,000	5.375%, 6/01/17 – RAAI Insured	6/11 at 100.00	N/R	1,001,820
2,365	5.375%, 6/01/24 – RAAI Insured	6/11 at 100.00	N/R	2,300,696
580	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	545,647
	Francis College, Series 2004, 5.000%, 10/01/34
850	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	6/11 at 100.00	A–	850,527
	Greater New York, Series 2002, 5.250%, 8/01/21
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
2,000	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BB+	1,637,360
2,300	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	1,753,589
3,855	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	BBB–	2,990,863
	Project, Series 2006, 4.500%, 3/01/39 – FGIC Insured
420	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	390,524
	College, Series 2007, 5.000%, 10/01/27
1,425	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A	1,304,915
	Series 2010A, 5.125%, 9/01/40
660	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence	6/19 at 100.00	BBB	663,742
	College Project, Series 2001A Remarketed, 6.000%, 6/01/41
43,280	Total Education and Civic Organizations			40,868,058
	Financials – 1.2% (0.8% of Total Investments)
1,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	A1	969,190
	2005, 5.250%, 10/01/35
1,740	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	A1	1,727,994
	2007, 5.500%, 10/01/37
2,740	Total Financials			2,697,184
	Health Care – 21.8% (14.3% of Total Investments)
1,000	Dormitory Authority of the State of New York , Revenue Bonds, NYU Hospitals Center, Refunding	7/17 at 100.00	BBB+	877,750
	Series 2007A, 5.000%, 7/01/36
270	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St.	8/11 at 100.00	AA–	270,286
	James Mercy Hospital, Series 1998, 5.250%, 2/01/18
1,235	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	1,220,316
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
1,700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	BBB	1,730,481
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
8,500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	N/R	7,733,810
	Hospital, Series 2005, 4.900%, 8/15/31
350	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A2	341,765
	Series 2010, 5.000%, 7/01/26
3,750	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/11 at 100.00	A3	3,768,450
	Island Obligated Group – St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20
8,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/11 at 100.00	A3	8,010,320
	Island Obligated Group – St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%,
	7/01/22 – NPFG Insured
1,950	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated	7/11 at 101.00	Baa3	1,865,078
	Group, Series 2001, 5.500%, 7/01/30

30 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 5,590	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	$ 5,414,027
	Center, Series 2006, 5.000%, 7/01/35 (UB)
2,800	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA+	2,994,684
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
1,800	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	11/16 at 100.00	Baa1	1,681,794
	Obligated Group, Series 2005A, 5.000%, 11/01/34
3,000	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/20 at 100.00	BBB+	2,975,130
	2011A, 6.000%, 7/01/40
1,250	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	1,259,600
	Hospital, Series 2003B, 5.500%, 7/01/23
900	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	853,497
	Hospital Association, Series 2003A, 5.500%, 7/01/32
500	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest System	7/20 at 100.00	A–	499,950
	Inc, Series 2010A, 5.750%, 7/01/30
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
710	5.250%, 2/01/27	No Opt. Call	BBB–	621,080
625	5.500%, 2/01/32	No Opt. Call	BBB–	540,731
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
1,000	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	1,029,210
1,250	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	1,294,613
715	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 100.00	Baa3	681,531
	Island University Hospital, Series 2001B, 6.375%, 7/01/31
705	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	Baa3	676,236
	Island University Hospital, Series 2002C, 6.450%, 7/01/32
805	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series	11/20 at 100.00	A3	786,888
	2010-C2, 6.125%, 11/01/37
1,100	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/11 at 101.00	B–	1,006,423
	Series 2001A, 7.125%, 7/01/31
49,505	Total Health Care			48,133,650
	Housing/Multifamily – 7.7% (5.0% of Total Investments)
4,530	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AA+	4,610,272
	Series 2005A, 5.000%, 7/01/25 – FGIC Insured (UB)
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2001A:
1,610	5.500%, 11/01/31	5/11 at 101.00	AA	1,614,106
2,000	5.600%, 11/01/42	5/11 at 101.00	AA	2,003,840
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2002A:
910	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	914,750
450	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	446,454
1,500	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	1,503,735
	Series 2004A, 5.250%, 11/01/30
345	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA	326,173
	Series 2010-D1A, 5.000%, 11/01/42
2,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%,	11/17 at 100.00	Aa2	1,875,480
	11/01/37 (Alternative Minimum Tax)
2,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2010A,	5/20 at 100.00	Aa2	1,882,180
	5.000%, 11/01/42

Nuveen Investments 31

Nuveen New York Performance Plus Municipal Fund, Inc. (continued)
NNP	Portfolio of Investments March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$ 690	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	$ 645,233
	11/01/38 (Alternative Minimum Tax)
1,100	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue	8/11 at 100.00	Aa1	1,104,455
	Bonds, Series 1999I, 6.200%, 2/15/20 (Alternative Minimum Tax)
17,135	Total Housing/Multifamily			16,926,678
	Housing/Single Family – 5.0% (3.3% of Total Investments)
835	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, 2007 Series 145, 5.125%,	4/17 at 100.00	Aa1	780,566
	10/01/37 (Alternative Minimum Tax)
2,295	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27	4/15 at 100.00	Aa1	2,128,865
	(Alternative Minimum Tax)
880	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 2007, 5.200%,	10/17 at 100.00	Aa1	844,809
	10/01/32 (Alternative Minimum Tax)
1,165	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 73A, 5.250%,	9/11 at 100.00	Aa1	1,165,874
	10/01/17 (Alternative Minimum Tax)
240	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30	10/11 at 100.00	Aa1	240,010
	(Alternative Minimum Tax)
4,370	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 97, 5.500%, 4/01/31	6/11 at 100.00	Aa1	4,322,979
	(Alternative Minimum Tax)
1,660	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23	4/13 at 101.00	Aaa	1,644,280
	(Alternative Minimum Tax)
11,445	Total Housing/Single Family			11,127,383
	Long-Term Care – 3.5% (2.3% of Total Investments)
1,070	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AAA	1,022,353
	Westchester Project, Series 2006, 5.200%, 2/15/41
645	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Baa3	481,551
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
1,375	Dormitory Authority of the State of New York, Revenue Bonds, Miriam Osborn Memorial Home	7/11 at 101.00	BBB	1,346,551
	Association, Series 2000B, 6.375%, 7/01/29 – ACA Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	N/R	33,058
425	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	256,420
520	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/11 at 101.00	N/R	528,159
	Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19
1,350	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/11 at 101.00	N/R	1,359,491
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special
	Needs Facilities Pooled Program, Series 2008A-1:
1,965	5.500%, 7/01/18	7/16 at 101.00	N/R	1,760,581
755	5.800%, 7/01/23	7/16 at 101.00	N/R	650,818
340	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	293,083
	Needs Facilities Pooled Program, Series 2008-B1, 5.800%, 7/01/23
8,495	Total Long-Term Care			7,732,065
	Materials – 0.2% (0.2% of Total Investments)
575	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	12/13 at 100.00	BBB	553,604
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)

32 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 11.4% (7.4% of Total Investments)
$ 10,000	New York City, New York, General Obligation Bonds, Fiscal 2007D-1, 5.125%, 12/01/26 (UB)	12/17 at 100.00	AA	$ 10,364,700
400	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	409,416
3,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 –	9/15 at 100.00	AA	3,163,620
	SYNCORA GTY Insured
6,400	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25 (UB)	6/16 at 100.00	AA	6,612,096
1,800	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/16 (UB)	8/14 at 100.00	AA	1,965,672
2,500	New York City, New York, General Obligation Bonds, Series 2004E, 5.000%,	11/14 at 100.00	AA+	2,630,700
	11/01/19 – AGM Insured (UB)
24,100	Total Tax Obligation/General			25,146,204
	Tax Obligation/Limited – 35.6% (23.3% of Total Investments)
2,400	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.000%, 11/01/23	11/13 at 100.00	AAA	2,513,712
	Dormitory Authority of the State of New York, Lease Revenue Bonds, Nassau County Board of
	Cooperative Educational Services, Series 2001A:
1,265	5.250%, 8/15/17 – AGM Insured	8/11 at 100.00	AA+	1,282,849
1,385	5.250%, 8/15/18 – AGM Insured	8/11 at 100.00	AA+	1,403,656
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AA–	1,023,920
	Improvements, Series 2005D-1, 5.000%, 8/15/23 – FGIC Insured
690	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	722,478
	2005F, 5.000%, 3/15/21 – AGM Insured
500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	410,290
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
5,000	5.250%, 11/15/25 – AGM Insured	11/12 at 100.00	AA+	5,146,449
2,500	5.000%, 11/15/30	11/12 at 100.00	AA	2,478,250
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
2,175	5.750%, 7/01/18	No Opt. Call	AA–	2,501,772
2,000	5.125%, 1/01/29	7/12 at 100.00	AA–	1,999,960
1,300	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AA–	1,256,229
1,680	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	1,459,651
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
2,670	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	2,784,997
2,125	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	2,222,708
2,475	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	2,517,050
3,100	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	3,133,139
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
2,665	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	2,792,867
	Series 2003E, 5.000%, 2/01/23 – FGIC Insured
3,640	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	3,779,339
	Series 2007C-1, 5.000%, 11/01/27
2,400	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Tender	5/19 at 100.00	AAA	2,237,784
	Option Bond Trust 3545, 13.613%, 5/01/32 (IF)
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	11/20 at 100.00	AAA	2,616,425
	Subordinate Lien Series 2011C, 5.500%, 11/01/35
1,000	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A,	4/21 at 100.00	AA–	1,012,130
	5.750%, 4/01/41

Nuveen Investments 33

Nuveen New York Performance Plus Municipal Fund, Inc. (continued)
NNP	Portfolio of Investments March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA–	$ 1,037,030
	2003A, 5.000%, 3/15/21
5,000	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	5,179,600
	Series 2008A, 5.000%, 12/15/27 (UB)
2,030	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	1,963,924
	Development and Housing, Series 2006A, 5.000%, 3/15/36
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	10/15 at 100.00	AA	1,037,310
	2005B, 5.000%, 4/01/21 – AMBAC Insured
2,800	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	2,863,112
	5.000%, 4/01/27
5,600	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%,	No Opt. Call	AA	6,415,472
	4/01/20 – AMBAC Insured (UB)
1,600	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A,	9/20 at 100.00	AAA	1,647,968
	5.000%, 3/15/29
6,700	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	6,997,614
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 – AMBAC Insured
3,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	3,127,620
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
1,300	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,315,535
	2005B, 5.000%, 3/15/30 – AGM Insured
1,950	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	1,794,819
	2010A, 5.500%, 8/01/42
76,450	Total Tax Obligation/Limited			78,675,659
	Transportation – 14.2% (9.3% of Total Investments)
505	Albany Parking Authority, New York, Revenue Bonds, Series 2001B, 5.250%, 10/15/12	10/11 at 101.00	BBB+	518,701
1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,	No Opt. Call	A	1,659,930
	5.000%, 11/15/15 – FGIC Insured
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D,	11/20 at 100.00	A	1,869,780
	5.000%, 11/15/34
2,000	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx	10/17 at 102.00	N/R	1,253,760
	Parking Development Company, LLC Project, Series 2007, 5.875%, 10/01/46
1,900	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	6/11 at 100.00	BB–	1,474,305
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,550	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	1/16 at 100.00	A3	1,558,851
	Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)
215	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	A+	214,336
	AMBAC Insured
1,100	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AA+	1,102,211
	AGM Insured (UB)
1,000	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	10/11 at 100.00	Baa1	973,540
	International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
2,300	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	2,337,030
1,080	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	1,082,484
770	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA+	759,805
	Eighth Series 2008, Trust 2920, 17.512%, 8/15/32 – AGM Insured (IF)

34 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eigth Series 2010:
$ 520	6.500%, 12/01/28	12/15 at 100.00	BBB–	$ 531,450
2,500	6.000%, 12/01/36	12/20 at 100.00	BBB–	2,415,400
2,040	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series	6/11 at 100.00	CCC+	1,624,554
	1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)
2,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2001A,	1/12 at 100.00	Aa2	2,051,820
	5.000%, 1/01/19
5,750	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	5,846,715
	Series 2002B, 5.000%, 11/15/21
2,400	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	11/12 at 100.00	Aa3	2,481,216
	Refunding Bonds, Series 2002E, 5.250%, 11/15/22 – NPFG Insured
1,750	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	11/18 at 100.00	Aa2	1,750,910
	Refunding Bonds, Tender Option Bond Trust 1184, 9.175%, 11/15/33 (IF)
32,880	Total Transportation			31,506,798
	U.S. Guaranteed – 13.6% (8.9% of Total Investments) (4)
1,520	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	2/13 at 102.00	Aaa	1,676,317
	Shorefront Jewish Geriatric Center Inc., Series 2002, 5.200%, 2/01/32 (Pre-refunded 2/01/13)
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	7/12 at 100.00	AAA	1,062,160
	2002B, 5.375%, 7/01/19 (Pre-refunded 7/01/12)
5,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A,	10/15 at 100.00	AAA	5,681,900
	4.500%, 4/01/18 (Pre-refunded 10/01/15) – FGIC Insured
560	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	Aa1 (4)	571,603
	Bonds, Fiscal Series 2001D, 5.500%, 6/15/17 (Pre-refunded 6/15/11)
	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2002A:
2,215	5.125%, 3/15/21 (Pre-refunded 3/15/12)	3/12 at 100.00	Aa3 (4)	2,310,622
4,285	5.125%, 3/15/21 (Pre-refunded 3/15/12)	3/12 at 100.00	AAA	4,481,382
2,950	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/13 at 100.00	AAA	3,200,219
	2003B, 5.000%, 3/15/22 (Pre-refunded 3/15/13)
1,600	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1993B,	No Opt. Call	AAA	1,853,264
	5.000%, 1/01/20 (ETM)
7,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1999B,	1/22 at 100.00	AAA	9,153,750
	5.500%, 1/01/30 (Pre-refunded 1/01/22)
26,630	Total U.S. Guaranteed			29,991,217
	Utilities – 9.6% (6.3% of Total Investments)
2,200	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds,	2/20 at 100.00	Baa3	2,048,200
	NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
3,100	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	3,188,412
3,100	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A–	3,178,182
2,300	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	6/13 at 100.00	A–	2,288,684
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
2,000	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	2,033,140
	Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001D, 5.550%, 11/15/24
	(Mandatory put 11/15/15)
4,000	Power Authority of the State of New York, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	5/11 at 100.00	Aa2	3,999,760
820	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	869,348
	11/15/19 – FGIC Insured
4,000	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue	7/11 at 100.00	N/R	3,519,920
	Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)
21,520	Total Utilities			21,125,646

Nuveen Investments 35

Nuveen New York Performance Plus Municipal Fund, Inc. (continued)
NNP	Portfolio of Investments March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 7.5% (4.9% of Total Investments)
$ 3,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/19 at 100.00	AA+	$ 3,130,020
	Bonds, Second Generation Resolution, Fiscal 2010 Series 2009BB, 5.000%, 6/15/27
1,440	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	AAA	1,469,448
	Bonds, Fiscal Series 2001D, 5.500%, 6/15/17
2,225	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/12 at 100.00	AAA	2,345,773
	Bonds, Fiscal Series 2003A, 5.375%, 6/15/19
3,840	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds	4/20 at 100.00	AAA	3,844,070
	Master Financing, Series 2010C, 5.000%, 10/15/35
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water
	Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2002F:
1,345	5.250%, 11/15/19	11/12 at 100.00	AAA	1,426,991
4,060	5.250%, 11/15/20	11/12 at 100.00	AAA	4,303,433
15,910	Total Water and Sewer			16,519,735
$ 336,335	Total Long-Term Investments (cost $337,579,289) – 152.1% (99.6% of Total Investments)			336,128,629
	Short-Term Investments – 0.7% (0.4% of Total Investments)
	Tax Obligation/Limited – 0.7% (0.4% of Total Investments)
$ 1,490	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Variable Rate	5/11 at 100.00	A-1	1,490,000
	Demand Revenue Obligations, Series 2008A, 0.330%, 11/01/31 – AGM Insured (5)
	Total Short-Term Investments (cost $1,490,000)			1,490,000
	Total Investments (cost $339,069,289) – 152.8%			337,618,629
	Floating Rate Obligations – (15.7)%			(34,645,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (40.3%) (6)			(89,000,000)
	Other Assets Less Liabilities – 3.2%			7,032,432
	Net Assets Applicable to Common Shares – 100%			$ 221,006,061

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)
Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 26.4%.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

36 Nuveen Investments

Nuveen New York Dividend Advantage Municipal Fund
NAN	Portfolio of Investments
March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 2.7% (1.8% of Total Investments)
$ 950	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BB+	$ 814,388
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
3,350	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	BB	2,686,298
	Series 2007A, 5.000%, 12/01/23
4,300	Total Consumer Discretionary			3,500,686
	Consumer Staples – 3.2% (2.2% of Total Investments)
265	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/11 at 101.00	BBB	231,931
	5.250%, 6/01/25
760	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	671,696
	Series 2002, 5.375%, 5/15/33
200	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	177,332
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
770	4.750%, 6/01/22	6/16 at 100.00	BBB	719,180
2,625	5.000%, 6/01/26	6/16 at 100.00	BBB	2,368,196
4,620	Total Consumer Staples			4,168,335
	Education and Civic Organizations – 17.2% (11.5% of Total Investments)
380	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	345,705
	2007A, 5.000%, 7/01/31
160	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	117,845
	Schools, Series 2007A, 5.000%, 4/01/37
1,725	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	1,675,217
	Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40
965	Buffalo and Erie County Industrial Land Development Corporation, New York, Tax-Exempt	12/20 at 100.00	N/R	949,078
	Revenue Bonds (Enterprise Charter School Project), Series 2011A, 7.500%, 12/01/40
120	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	109,880
	University, Series 2006, 5.000%, 5/01/23
1,635	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	N/R	1,337,822
	2007A, 5.000%, 7/01/41 – RAAI Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	Aa2	1,079,510
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured
705	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	710,584
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
195	Dormitory Authority of the State of New York, Revenue Bonds, Fashion Institute of Technology,	7/12 at 100.00	AA+	197,654
	Series 2000, 5.375%, 7/01/20 – AGM Insured
700	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A–	702,744
	2010, 5.250%, 7/01/30
680	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series	7/20 at 100.00	Baa1	636,602
	2010, 5.250%, 7/01/35
1,630	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Baa1	1,344,750
	College Project, Series 2007-A2, 4.500%, 8/01/36
370	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	351,951
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
250	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University	2/19 at 100.00	A	240,095
	Project, Series 2009B, 5.250%, 2/01/39
1,085	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project,	7/19 at 100.00	BBB+	1,048,186
	Series 2009, 5.750%, 7/01/39
3,070	Monroe County Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. John	6/11 at 100.00	N/R	2,986,527
	Fisher College, Series 1999, 5.375%, 6/01/24 – RAAI Insured

Nuveen Investments 37

Nuveen New York Dividend Advantage Municipal Fund (continued)
NAN	Portfolio of Investments March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 330	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	$ 310,454
	Francis College, Series 2004, 5.000%, 10/01/34
1,800	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	6/11 at 100.00	A–	1,801,116
	Greater New York, Series 2002, 5.250%, 8/01/21
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
160	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	BB+	132,949
1,000	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BB+	818,680
1,630	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	1,242,761
2,240	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	BBB–	1,737,882
	Project, Series 2006, 4.500%, 3/01/39 – FGIC Insured
1,500	Niagara County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Niagara	11/11 at 101.00	BBB+	1,503,525
	University, Series 2001A, 5.350%, 11/01/23 – RAAI Insured
245	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	227,806
	College, Series 2007, 5.000%, 10/01/27
535	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A	489,916
	Series 2010A, 5.125%, 9/01/40
24,110	Total Education and Civic Organizations			22,099,239
	Financials – 2.2% (1.5% of Total Investments)
1,100	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	A1	1,066,109
	2005, 5.250%, 10/01/35
1,740	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	A1	1,727,994
	2007, 5.500%, 10/01/37
2,840	Total Financials			2,794,103
	Health Care – 26.9% (17.9% of Total Investments)
1,660	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/11 at 100.00	Baa1	1,661,129
	Memorial Hospital of William F. and Gertrude F. Jones Inc., Series 1999, 5.250%, 8/01/19 –
	NPFG Insured
4,825	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/11 at 100.00	N/R	4,829,825
	Montefiore Medical Center, Series 1999, 5.450%, 8/01/29 – AMBAC Insured
625	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	617,569
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
3,600	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	N/R	3,275,496
	Hospital, Series 2005, 4.900%, 8/15/31
200	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A2	190,114
	Series 2010, 5.200%, 7/01/32
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health
	Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997:
2,000	5.500%, 7/01/17 – RAAI Insured	7/11 at 100.00	A3	2,001,140
2,000	5.500%, 7/01/27 – RAAI Insured	7/11 at 100.00	A3	1,912,900
2,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/11 at 100.00	A3	2,009,840
	Island Obligated Group – St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20
	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated
	Group, Series 2001:
1,165	5.375%, 7/01/20	7/11 at 101.00	Baa3	1,167,202
500	5.500%, 7/01/30	7/11 at 101.00	Baa3	478,225
3,160	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	3,060,523
	Center, Series 2006, 5.000%, 7/01/35 (UB)
1,355	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA+	1,449,213
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	11/16 at 100.00	Baa1	934,330
	Obligated Group, Series 2005A, 5.000%, 11/01/34

38 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 2,000	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/17 at 100.00	BBB+	$ 1,924,260
	2007B, 5.625%, 7/01/37
500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	503,840
	Hospital, Series 2003B, 5.500%, 7/01/23
600	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	568,998
	Hospital Association, Series 2003A, 5.500%, 7/01/32
420	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	7/11 at 100.00	BB	361,637
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
410	5.250%, 2/01/27	No Opt. Call	BBB–	358,652
360	5.500%, 2/01/32	No Opt. Call	BBB–	311,461
715	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	761,439
	Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/35
1,750	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	Aa3	1,812,458
	2003A, 5.250%, 2/15/22 – AMBAC Insured
555	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 100.00	Baa3	529,020
	Island University Hospital, Series 2001B, 6.375%, 7/01/31
100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	Baa3	95,920
	Island University Hospital, Series 2002C, 6.450%, 7/01/32
2,880	Yates County Industrial Development Agency, New York, FHA-Insured Civic Facility Mortgage	8/11 at 100.00	N/R	2,866,147
	Revenue Bonds, Soldiers and Sailors Memorial Hospital, Series 1999A, 5.650%, 2/01/39
950	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/11 at 101.00	B–	869,184
	Series 2001A, 7.125%, 7/01/31
35,330	Total Health Care			34,550,522
	Housing/Multifamily – 9.1% (6.1% of Total Investments)
400	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse	5/20 at 100.00	AA+	349,960
	River LLC at SUNY Canton Project Series 2010A, 5.000%, 5/01/40
2,585	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AA+	2,630,806
	Series 2005A, 5.000%, 7/01/25 – NPFG Insured (UB)
3,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/11 at 101.00	AA	3,007,650
	Series 2001A, 5.500%, 11/01/31
750	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	751,868
	Series 2004A, 5.250%, 11/01/30
4,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/19 at 100.00	AA	3,793,120
	Series 2009J, 4.800%, 5/01/36
290	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA	274,175
	Series 2010-D1A, 5.000%, 11/01/42
600	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B,	5/19 at 100.00	Aa2	555,714
	4.500%, 11/01/29
405	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	378,724
	11/01/38 (Alternative Minimum Tax)
12,030	Total Housing/Multifamily			11,742,017
	Housing/Single Family – 3.9% (2.6% of Total Investments)
645	Guam Housing Corporation, Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	N/R	667,820
	Bonds, Series 1998A, 5.750%, 9/01/31 (Alternative Minimum Tax)
485	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, 2007 Series 145, 5.125%,	4/17 at 100.00	Aa1	453,383
	10/01/37 (Alternative Minimum Tax)
1,350	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%,	4/15 at 100.00	Aa1	1,252,274
	4/01/27 (Alternative Minimum Tax)

Nuveen Investments 39

Nuveen New York Dividend Advantage Municipal Fund (continued)
NAN	Portfolio of Investments March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
$ 510	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 2007, 5.200%,	10/17 at 100.00	Aa1	$ 489,605
	10/01/32 (Alternative Minimum Tax)
1,370	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30	10/11 at 100.00	Aa1	1,370,055
	(Alternative Minimum Tax)
840	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23	4/13 at 101.00	Aaa	832,045
	(Alternative Minimum Tax)
5,200	Total Housing/Single Family			5,065,182
	Long-Term Care – 5.6% (3.7% of Total Investments)
2,000	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	2/15 at 100.00	AA	1,841,300
	Gurwin Jewish Geriatric Center of Long Island, Series 2005A, 4.900%, 2/15/41
585	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AAA	558,950
	Westchester Project, Series 2006, 5.200%, 2/15/41
375	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Baa3	279,971
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
250	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	7/15 at 100.00	N/R	150,835
	5.000%, 7/01/35 – ACA Insured
905	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village	8/16 at 101.00	N/R	706,932
	Project, Series 2006, 5.500%, 8/01/33
255	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/11 at 101.00	N/R	259,001
	Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19
750	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/11 at 101.00	N/R	755,273
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special
	Needs Facilities Pooled Program, Series 2008A-1:
1,140	5.500%, 7/01/18	7/16 at 101.00	N/R	1,021,406
635	5.800%, 7/01/23	7/16 at 101.00	N/R	547,376
1,010	Yonkers Industrial Development Agency, New York, FHA-Insured Mortgage Revenue Bonds, Michael	8/11 at 100.00	Baa1	1,010,313
	Malotz Skilled Nursing Pavilion, Series 1999, 5.450%, 2/01/29 – NPFG Insured
7,905	Total Long-Term Care			7,131,357
	Materials – 0.2% (0.2% of Total Investments)
330	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	12/13 at 100.00	BBB	317,721
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)
	Tax Obligation/General – 12.1% (8.1% of Total Investments)
2,000	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/23	8/19 at 100.00	AA	2,121,960
3,700	New York City, New York, General Obligation Bonds, Fiscal Series 2007A, 5.000%, 8/01/25	8/16 at 100.00	AA	3,823,839
1,000	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/16 (UB)	8/14 at 100.00	AA	1,092,040
6,590	New York City, New York, General Obligation Bonds, Series 2007D-1, 5.125%, 12/01/25 (UB)	12/17 at 100.00	AA	6,872,711
	Rochester, New York, General Obligation Bonds, Series 1999:
720	5.250%, 10/01/18 – NPFG Insured	No Opt. Call	Aa3	813,478
720	5.250%, 10/01/19 – NPFG Insured	No Opt. Call	Aa3	807,451
14,730	Total Tax Obligation/General			15,531,479
	Tax Obligation/Limited – 38.4% (25.6% of Total Investments)
1,000	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.250%, 11/01/21	11/13 at 100.00	AAA	1,079,260
590	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AA–	611,517
	2005A, 5.250%, 7/01/24 – CIFG Insured
1,850	Dormitory Authority of the State of New York, Secured Hospital Revenue Refunding Bonds,	8/11 at 100.00	AA–	1,851,258
	Wyckoff Heights Medical Center, Series 1998H, 5.300%, 8/15/21 – NPFG Insured

40 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 185	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	$ 193,708
	2005F, 5.000%, 3/15/21 – AGM Insured
550	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AA+	560,621
	City School District, Series 2004, 5.750%, 5/01/26 – AGM Insured (UB)
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
2,000	5.250%, 11/15/25 – AGM Insured	11/12 at 100.00	AA+	2,058,580
2,000	5.000%, 11/15/30	11/12 at 100.00	AA	1,982,600
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA–	999,980
	Series 2002A, 5.125%, 1/01/29
1,130	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	981,789
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,100	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	1,147,377
810	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	847,244
2,375	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	2,415,351
2,100	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	2,122,449
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
1,670	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	1,750,127
	Series 2003E, 5.000%, 2/01/23 – FGIC Insured
2,115	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	2,195,962
	Series 2007C-1, 5.000%, 11/01/27
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	11/20 at 100.00	AAA	2,616,425
	Subordinate Lien Series 2011C, 5.500%, 11/01/35
4,000	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A,	4/21 at 100.00	AA–	4,048,520
	5.750%, 4/01/41
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA–	1,037,030
	2003A, 5.000%, 3/15/21
2,920	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	3,047,312
	Series 2008A, 5.000%, 12/15/26 (UB)
1,190	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	1,151,266
	Development and Housing, Series 2006A, 5.000%, 3/15/36
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	10/15 at 100.00	AA	1,037,310
	2005B, 5.000%, 4/01/21 – AMBAC Insured
1,625	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	1,661,628
	5.000%, 4/01/27
3,400	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%,	No Opt. Call	AA	3,895,108
	4/01/20 – AMBAC Insured (UB)
	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A:
510	5.000%, 3/15/29	9/20 at 100.00	AAA	525,290
1,000	5.000%, 3/15/30	9/20 at 100.00	AAA	1,021,520
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
4,000	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	4,177,680
2,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	2,062,520
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	1,042,540
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
1,330	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender	3/17 at 100.00	AAA	1,236,355
	Option Bond Trust 09-6W, 13.096%, 3/15/37 (IF)
47,950	Total Tax Obligation/Limited			49,358,327

Nuveen Investments 41

Nuveen New York Dividend Advantage Municipal Fund (continued)
NAN	Portfolio of Investments March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation – 18.3% (12.2% of Total Investments)
$ 310	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	BBB+	$ 311,423
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,	11/13 at 100.00	AA+	2,003,300
	5.000%, 11/15/25 – AGM Insured
3,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2007B,	11/17 at 100.00	A	2,827,350
	5.000%, 11/15/33
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D,	11/20 at 100.00	A	934,890
	5.000%, 11/15/34
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	A	1,023,730
	Series 2002A, 5.125%, 11/15/22 – FGIC Insured
1,750	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B–	1,766,223
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
200	5.750%, 10/01/37	10/17 at 100.00	N/R	125,408
2,000	5.875%, 10/01/46	10/17 at 102.00	N/R	1,253,760
105	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	6/11 at 100.00	BB–	81,475
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B–	1,021,740
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
900	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	1/16 at 100.00	A3	905,139
	Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)
	New York City Industrial Development Authority, New York, JetBlue,:
450	5.000%, 5/15/20 (Alternative Minimum Tax)	5/12 at 100.00	B–	389,727
1,000	5.125%, 5/15/30 (Alternative Minimum Tax)	5/12 at 100.00	B–	802,670
160	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	A+	159,506
	AMBAC Insured
700	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AA+	701,407
	AGM Insured (UB)
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	10/11 at 100.00	Baa1	486,770
	International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
1,300	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	1,320,930
615	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	616,415
440	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA+	434,174
	Eighth Series 2008, Trust 2920, 17.512%, 8/15/32 – AGM Insured (IF)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eigth Series 2010:
290	6.500%, 12/01/28	12/15 at 100.00	BBB–	296,386
1,470	6.000%, 12/01/36	12/20 at 100.00	BBB–	1,420,255
1,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2001A,	1/12 at 100.00	Aa2	1,031,660
	5.250%, 1/01/16
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	2,542,050
	Series 2002B, 5.000%, 11/15/21
1,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	No Opt. Call	Aa2	1,000,520
	Refunding Bonds, Tender Option Bond Trust 1184, 9.175%, 5/15/16 (IF)
24,690	Total Transportation			23,456,908
	U.S. Guaranteed – 0.7% (0.5% of Total Investments) (4)
390	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	BBB+ (4)	399,918
	(Pre-refunded 7/15/11)
535	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	6/11 at 100.00	N/R (4)	557,336
	1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)
925	Total U.S. Guaranteed			957,254

42 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities – 6.7% (4.4% of Total Investments)
$ 1,300	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds,	2/20 at 100.00	Baa3	$ 1,210,300
	NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
2,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	2,571,300
500	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A–	512,610
1,400	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	6/13 at 100.00	A–	1,393,112
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	254,300
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001C, 5.625%, 11/15/24 (Mandatory
	put 11/15/14) (Alternative Minimum Tax)
600	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	609,756
	Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001B, 5.550%, 11/15/24
	(Mandatory put 11/15/13) (Alternative Minimum Tax)
2,000	Power Authority of the State of New York, General Revenue Bonds, Series 2000A, 5.250%, 11/15/30	5/11 at 100.00	Aa2	2,004,900
8,550	Total Utilities			8,556,278
	Water and Sewer – 2.6% (1.7% of Total Investments)
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/19 at 100.00	AA+	2,086,680
	Bonds, Second Generation Resolution, Fiscal 2010 Series 2009BB, 5.000%, 6/15/27
1,130	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/12 at 100.00	AAA	1,191,328
	Bonds, Fiscal Series 2003A, 5.375%, 6/15/19
3,130	Total Water and Sewer			3,278,008
$ 196,640	Total Investments (cost $197,137,043) – 149.8%			192,507,416
	Floating Rate Obligations – (13.8)%			(17,735,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (43.1)% (5)			(55,360,000)
	Other Assets Less Liabilities – 7.1%			9,080,122
	Net Assets Applicable to Common Shares – 100%			$ 128,492,538

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.8%.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

   See accompanying notes to financial statements.

Nuveen Investments 43

Nuveen New York Dividend Advantage Municipal Fund 2
NXK	Portfolio of Investments
March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 2.4% (1.6% of Total Investments)
$ 700	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BB+	$ 600,075
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
1,950	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	BB	1,563,666
	Series 2007A, 5.000%, 12/01/23
2,650	Total Consumer Discretionary			2,163,741
	Consumer Staples – 2.3% (1.5% of Total Investments)
265	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/11 at 101.00	BBB	231,931
	5.250%, 6/01/25
500	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/13 at 100.00	BBB	442,880
	5.750%, 6/01/33
125	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	110,833
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
575	4.750%, 6/01/22	6/16 at 100.00	BBB	537,050
835	5.000%, 6/01/26	6/16 at 100.00	BBB	753,312
2,300	Total Consumer Staples			2,076,006
	Education and Civic Organizations – 18.8% (12.6% of Total Investments)
260	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	236,535
	2007A, 5.000%, 7/01/31
110	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	81,018
	Schools, Series 2007A, 5.000%, 4/01/37
1,225	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	1,189,647
	Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40
670	Buffalo and Erie County Industrial Land Development Corporation, New York, Tax-Exempt	12/20 at 100.00	N/R	658,945
	Revenue Bonds (Enterprise Charter School Project), Series 2011A, 7.500%, 12/01/40
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	82,410
	University, Series 2006, 5.000%, 5/01/23
1,125	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	N/R	920,520
	2007A, 5.000%, 7/01/41 – RAAI Insured
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	BBB	961,880
	Technology, Series 2007, 5.250%, 7/01/29 – FGIC Insured
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College,	7/11 at 100.00	Baa1	2,005,300
	Series 1998, 5.000%, 7/01/21 – NPFG Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	Aa2	1,079,510
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured
485	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	488,841
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2000,	7/11 at 101.00	Baa1	943,820
	5.250%, 7/01/30 – NPFG Insured
175	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A–	175,686
	2010, 5.250%, 7/01/30
280	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series	7/20 at 100.00	Baa1	262,130
	2010, 5.250%, 7/01/35
265	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	252,073
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
1,475	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project,	7/19 at 100.00	BBB+	1,424,953
	Series 2009, 5.750%, 7/01/39

44 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 2,190	Monroe County Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. John	6/11 at 102.00	N/R	$ 2,009,347
	Fisher College, Series 2001, 5.250%, 6/01/26 – RAAI Insured
245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	230,489
	Francis College, Series 2004, 5.000%, 10/01/34
1,100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	6/11 at 100.00	A–	1,100,682
	Greater New York, Series 2002, 5.250%, 8/01/21
1,120	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	BB+	853,922
	Stadium Project, Series 2006, 4.750%, 1/01/42 – AMBAC Insured
1,460	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	BBB–	1,132,726
	Project, Series 2006, 4.500%, 3/01/39 – FGIC Insured
170	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	158,069
	College, Series 2007, 5.000%, 10/01/27
300	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A	274,719
	Series 2010A, 5.125%, 9/01/40
340	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence	6/19 at 100.00	BBB	341,928
	College Project, Series 2001A Remarketed, 6.000%, 6/01/41
18,085	Total Education and Civic Organizations			16,865,150
	Financials – 2.0% (1.3% of Total Investments)
500	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	A1	484,595
	2005, 5.250%, 10/01/35
1,305	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	A1	1,295,996
	2007, 5.500%, 10/01/37
1,805	Total Financials			1,780,591
	Health Care – 19.4% (13.1% of Total Investments)
3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/11 at 100.00	N/R	2,953,890
	Montefiore Medical Center, Series 1999, 5.500%, 8/01/38 – AMBAC Insured
1,620	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	BBB	1,649,047
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
1,700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	N/R	1,546,762
	Hospital, Series 2005, 4.900%, 8/15/31
150	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A2	142,586
	Series 2010, 5.200%, 7/01/32
500	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health	7/11 at 100.00	A3	500,285
	Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997, 5.500%,
	7/01/17 – RAAI Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated
	Group, Series 2001:
710	5.375%, 7/01/20	7/11 at 101.00	Baa3	711,342
500	5.500%, 7/01/30	7/11 at 101.00	Baa3	478,225
2,300	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	2,227,596
	Center, Series 2006, 5.000%, 7/01/35 (UB)
500	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA+	534,765
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
1,500	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/17 at 100.00	BBB+	1,443,195
	2007B, 5.625%, 7/01/37
1,000	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/20 at 100.00	BBB+	991,710
	2011A, 6.000%, 7/01/40

Nuveen Investments 45

Nuveen New York Dividend Advantage Municipal Fund 2 (continued)
NXK	Portfolio of Investments March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 500	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	$ 474,165
	Hospital Association, Series 2003A, 5.500%, 7/01/32
290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	7/11 at 100.00	BB	249,702
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
275	5.250%, 2/01/27	No Opt. Call	BBB–	240,559
250	5.500%, 2/01/32	No Opt. Call	BBB–	216,293
130	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, North Shore	No Opt. Call	Baa1	132,265
	Health System Obligated Group, Series 2001B, 5.875%, 11/01/11
500	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	Aa3	517,845
	2003A, 5.250%, 2/15/22 – AMBAC Insured
475	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 100.00	Baa3	452,765
	Island University Hospital, Series 2001B, 6.375%, 7/01/31
475	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	Baa3	455,620
	Island University Hospital, Series 2002C, 6.450%, 7/01/32
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Huntington Hospital,
	Series 2002C:
425	6.000%, 11/01/22	11/12 at 100.00	A–	431,324
610	5.875%, 11/01/32	11/12 at 100.00	A–	608,115
340	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series	11/20 at 100.00	A3	332,350
	2010-C2, 6.125%, 11/01/37
215	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/11 at 101.00	B–	196,710
	Series 2001A, 7.125%, 7/01/31
17,965	Total Health Care			17,487,116
	Housing/Multifamily – 4.7% (3.2% of Total Investments)
1,975	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing	8/11 at 102.00	N/R	1,758,599
	Corporation, University of Buffalo Village Green Project, Series 2001A, 5.250%, 8/01/31 –
	AMBAC Insured
1,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	11/11 at 100.00	AA	980,390
	Series 2001C-2, 5.400%, 11/01/33 (Alternative Minimum Tax)
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2002A:
455	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	457,375
225	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	223,227
500	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	501,245
	Series 2004A, 5.250%, 11/01/30
70	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA	66,180
	Series 2010-D1A, 5.000%, 11/01/42
290	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	271,185
	11/01/38 (Alternative Minimum Tax)
4,515	Total Housing/Multifamily			4,258,201
	Housing/Single Family – 2.8% (1.9% of Total Investments)
335	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, 2007 Series 145, 5.125%,	4/17 at 100.00	Aa1	313,161
	10/01/37 (Alternative Minimum Tax)
950	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27	4/15 at 100.00	Aa1	881,230
	(Alternative Minimum Tax)
350	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 2007, 5.200%,	10/17 at 100.00	Aa1	336,004
	10/01/32 (Alternative Minimum Tax)
980	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30	10/11 at 100.00	Aa1	980,039
	(Alternative Minimum Tax)
2,615	Total Housing/Single Family			2,510,434

46 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care – 5.7% (3.9% of Total Investments)
$ 440	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AAA	$ 420,407
	Westchester Project, Series 2006, 5.200%, 2/15/41
2,150	Dormitory Authority of the State of New York, Insured Revenue Bonds, Rehabilitation	7/11 at 102.00	A2	2,159,374
	Association Pooled Loan Program 1, Series 2001A, 5.000%, 7/01/23 – AMBAC Insured
255	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Baa3	190,380
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	N/R	33,058
175	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	105,585
635	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village	8/16 at 101.00	N/R	496,024
	Project, Series 2006, 5.500%, 8/01/33
525	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/11 at 101.00	N/R	528,691
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special
	Needs Facilities Pooled Program, Series 2008A-1:
355	5.500%, 7/01/18	7/16 at 101.00	N/R	318,069
440	5.800%, 7/01/23	7/16 at 101.00	N/R	379,284
430	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 100.00	N/R	385,267
	Needs Facilities Pooled Program, Series 2008-B1, 5.500%, 7/01/18
170	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs	7/16 at 101.00	N/R	146,542
	Facilities Pooled Program Bonds, Series 2008-C1, 5.800%, 7/01/23
5,625	Total Long-Term Care			5,162,681
	Materials – 0.3% (0.2% of Total Investments)
230	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	12/13 at 100.00	BBB	221,442
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)
	Tax Obligation/General – 13.6% (9.1% of Total Investments)
1,775	Bath Central School District, Steuben County, New York, General Obligation Bonds, Series 2002,	6/12 at 100.00	A	1,789,342
	4.000%, 6/15/18 – FGIC Insured
45	New York City, New York, General Obligation Bonds, Fiscal Series 1998H, 5.375%, 8/01/27 –	6/11 at 100.00	AA	45,102
	NPFG Insured
2,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 –	9/15 at 100.00	AA	2,109,080
	SYNCORA GTY Insured
2,600	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25 (UB)	6/16 at 100.00	AA	2,686,164
750	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/16 (UB)	8/14 at 100.00	AA	819,030
4,540	New York City, New York, General Obligation Bonds, Series 2007D-1, 5.125%, 12/01/25 (UB)	12/17 at 100.00	AA	4,734,766
11,710	Total Tax Obligation/General			12,183,484
	Tax Obligation/Limited – 35.4% (23.8% of Total Investments)
1,000	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.250%, 11/01/21	11/13 at 100.00	AAA	1,079,260
125	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	130,884
	2005F, 5.000%, 3/15/21 – AGM Insured
1,500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	1,230,870
1,750	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AA+	1,801,258
	5.250%, 11/15/25 – AGM Insured
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	486,550
	5.500%, 1/01/34

Nuveen Investments 47

Nuveen New York Dividend Advantage Municipal Fund 2 (continued)
NXK	Portfolio of Investments March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
$ 1,140	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	$ 1,189,100
835	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	873,393
750	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	762,743
1,300	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	1,313,897
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	1,047,980
	Series 2003E, 5.000%, 2/01/23 – FGIC Insured
1,200	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	1,214,688
	Series 2007B, 5.000%, 11/01/30
1,460	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	1,515,889
	Series 2007C-1, 5.000%, 11/01/27
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	1,047,060
	Fiscal Series 2003D, 5.000%, 2/01/22 – NPFG Insured
3,775	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	5/20 at 100.00	AAA	4,017,129
	Refunding Subordinate Lien Series 2010D, 5.000%, 11/01/25
1,000	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A,	4/21 at 100.00	AA–	1,012,130
	5.750%, 4/01/41
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA–	1,037,030
	2003A, 5.000%, 3/15/21
2,020	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	2,092,558
	Series 2008A, 5.000%, 12/15/27 (UB)
840	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	812,658
	Development and Housing, Series 2006A, 5.000%, 3/15/36
	New York State Municipal Bond Bank Agency, Buffalo, Special Program Revenue Bonds,
	Series 2001A:
1,070	5.250%, 5/15/23 – AMBAC Insured	5/11 at 100.00	A1	1,074,023
1,125	5.250%, 5/15/24 – AMBAC Insured	5/11 at 100.00	A1	1,129,230
1,125	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	1,150,358
	5.000%, 4/01/27
2,300	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B,	No Opt. Call	AA	2,634,926
	5.500%, 4/01/20 – AMBAC Insured (UB)
2,100	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	2,165,646
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/22 – AMBAC Insured
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	1,042,540
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
30,975	Total Tax Obligation/Limited			31,861,800
	Transportation – 22.0% (14.8% of Total Investments)
895	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/20	7/11 at 101.00	BBB+	906,635
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2007B,	11/17 at 100.00	A	2,356,125
	5.000%, 11/15/33
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D,	11/20 at 100.00	A	934,890
	5.000%, 11/15/34
460	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	A	460,612
	Series 2002A, 5.000%, 11/15/25 – FGIC Insured
1,250	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B–	1,261,588
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)

48 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 1,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx	10/17 at 102.00	N/R	$ 940,320
	Parking Development Company, LLC Project, Series 2007, 5.875%, 10/01/46
50	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	6/11 at 100.00	BB–	38,798
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B–	1,021,740
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
650	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	1/16 at 100.00	A3	653,712
	Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)
	New York City Industrial Development Authority, New York, JetBlue:
50	5.000%, 5/15/20 (Alternative Minimum Tax)	5/12 at 100.00	B–	43,303
750	5.125%, 5/15/30 (Alternative Minimum Tax)	5/12 at 100.00	B–	602,003
300	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AA+	300,603
	AGM Insured (UB)
3,400	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	10/11 at 100.00	Baa1	3,310,036
	International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
1,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	1,016,100
280	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	280,644
310	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA+	305,896
	Eighth Series 2008, Trust 2920, 17.512%, 8/15/32 – AGM Insured (IF)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eigth Series 2010:
210	6.500%, 12/01/28	12/15 at 100.00	BBB–	214,624
1,030	6.000%, 12/01/36	12/20 at 100.00	BBB–	995,145
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	2,542,050
	Series 2002B, 5.000%, 11/15/21
780	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	No Opt. Call	Aa3	885,932
	Refunding Bonds, Series 2002E, 5.500%, 11/15/20 – NPFG Insured
750	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	No Opt. Call	Aa2	750,390
	Refunding Bonds, Tender Option Bond Trust 1184, 9.175%, 5/15/16 (IF)
20,665	Total Transportation			19,821,146
	U.S. Guaranteed – 6.9% (4.7% of Total Investments) (4)
2,750	Albany Industrial Development Agency, New York, Revenue Bonds, St. Rose College, Series 2001A,	7/11 at 101.00	N/R (4)	2,811,353
	5.375%, 7/01/31 (Pre-refunded 7/01/11) – AMBAC Insured
1,105	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/20	7/11 at 101.00	BBB+ (4)	1,132,702
	(Pre-refunded 7/15/11)
1,905	Dormitory Authority of the State of New York, Service Contract Bonds, Child Care Facilities	4/12 at 100.00	AA– (4)	2,000,764
	Development Program, Series 2002, 5.375%, 4/01/17 (Pre-refunded 4/01/12)
280	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	Aa1 (4)	285,802
	Bonds, Fiscal Series 2001D, 5.500%, 6/15/17 (Pre-refunded 6/15/11)
6,040	Total U.S. Guaranteed			6,230,621
	Utilities – 11.6% (7.8% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,700	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	1,748,484
1,700	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A–	1,742,874
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	236,765
	5.000%, 12/01/35 – CIFG Insured

Nuveen Investments 49

Nuveen New York Dividend Advantage Municipal Fund 2 (continued)
NXK	Portfolio of Investments March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 900	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	6/13 at 100.00	A–	$ 895,572
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
450	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	457,763
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory
	put 11/15/12) (Alternative Minimum Tax)
2,000	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	2,033,140
	Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001D, 5.550%, 11/15/24
	(Mandatory put 11/15/15)
2,000	Power Authority of the State of New York, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	5/11 at 100.00	Aa2	1,999,880
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue
	Cogeneration Partners Facility, Series 1998:
645	5.300%, 1/01/13 (Alternative Minimum Tax)	7/11 at 100.00	N/R	627,353
750	5.500%, 1/01/23 (Alternative Minimum Tax)	7/11 at 100.00	N/R	659,985
10,395	Total Utilities			10,401,816
	Water and Sewer – 0.8% (0.5% of Total Investments)
720	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	AAA	734,715
	Bonds, Fiscal Series 2001D, 5.500%, 6/15/17
$ 136,295	Total Investments (cost $136,943,958) – 148.7%			133,758,944
	Floating Rate Obligations – (13.5)%			(12,150,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (42.1)% (5)			(37,890,000)
	Other Assets Less Liabilities – 6.9%			6,214,761
	Net Assets Applicable to Common Shares – 100%			$ 89,933,705

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.3%.

N/R	Not rated.

(IF)	Inverse floating rate investment.

(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

   See accompanying notes to financial statements.

50 Nuveen Investments

Statement of
Assets & Liabilities
March 31, 2011 (Unaudited)

			New York	New York	New York
	New York	New York	Performance	Dividend	Dividend
	Value	Value 2	Plus	Advantage	Advantage 2
	(NNY)	(NYV)	(NNP)	(NAN)	(NXK)
Assets
Investments, at value (cost $140,265,070,	$138,731,372	$33,724,809	$337,618,629	$192,507,416	$133,758,944
$33,069,839, $339,069,289, $197,137,043
and $136,943,958, respectively)
Cash	6,631,175	41,872	1,979,463	6,157,270	4,027,386
Receivables:
Interest	2,174,093	561,682	5,205,322	2,946,966	2,171,360
Investments sold	10,000	—	—	—	—
Deferred offering costs	—	—	1,275,795	1,200,231	668,059
Other assets	357	208	115,668	22,342	40,211
Total assets	147,546,997	34,328,571	346,194,877	202,834,225	140,665,960
Liabilities
Floating rate obligations	3,255,000	—	34,645,000	17,735,000	12,150,000
Unrealized depreciation on forward swaps	—	91,693	—	—	—
Payables:
Common share dividends	464,133	128,016	913,543	575,648	405,763
Interest	—	—	—	120,335	80,517
Offering costs	—	—	336,759	395,488	107,143
MuniFund Term Preferred (MTP) shares, at liquidation value	—	—	—	55,360,000	37,890,000
Variable Rate Demand Preferred (VRDP) shares,
at liquidation value	—	—	89,000,000	—	—
Accrued expenses:
Management fees	65,152	18,872	183,095	107,562	69,558
Other	51,145	13,732	110,419	47,654	29,274
Total liabilities	3,835,430	252,313	125,188,816	74,341,687	50,732,255
Net assets applicable to Common shares	$143,711,567	$34,076,258	$221,006,061	$128,492,538	$89,933,705
Common shares outstanding	15,168,677	2,347,000	15,039,571	9,265,330	6,488,516
Net asset value per Common share outstanding
(net assets applicable to Common shares,
divided by Common shares outstanding)	$9.47	$14.52	$14.69	$13.87	$13.86
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$151,687	$23,470	$150,396	$92,653	$64,885
Paid-in surplus	144,719,496	33,523,100	219,727,535	131,735,311	92,268,936
Undistributed (Over-distribution of) net
investment income	441,933	19,263	3,271,582	1,524,769	883,602
Accumulated net realized gain (loss)	(67,851)	(52,852)	(692,792)	(230,568)	(98,704)
Net unrealized appreciation (depreciation)	(1,533,698)	563,277	(1,450,660)	(4,629,627)	(3,185,014)
Net assets applicable to Common shares	$143,711,567	$34,076,258	$221,006,061	$128,492,538	$89,933,705
Authorized shares:
Common	250,000,000	Unlimited	200,000,000	Unlimited	Unlimited
Auction Rate Preferred	N/A	N/A	1,000,000	Unlimited	Unlimited
MTP	—	—	—	Unlimited	Unlimited
VRDP	—	—	Unlimited	—	—
N/A – Fund is not authorized to issue Auction Rate Preferred shares.
				See accompanying notes to financial statements.

Nuveen Investments 51

Statement of
Operations

Six Months Ended March 31, 2011 (Unaudited)

			New York	New York	New York
	New York	New York	Performance	Dividend	Dividend
	Value	Value 2	Plus	Advantage	Advantage 2
	(NNY)	(NYV)	(NNP)	(NAN)	(NXK)
Investment Income	$3,684,665	$1,065,132	$8,568,941	$5,072,135	$3,508,327
Expenses
Management fees	393,206	114,161	1,089,089	634,995	449,509
Auction fees	—	—	44,994	4,231	—
Dividend disbursing agent fees	—	—	—	7,479	—
Shareholders’ servicing agent fees and expenses	13,694	91	13,306	23,137	18,383
Interest expense and amortization of offering costs	9,168	—	332,927	774,766	603,984
Liquidity fees on VRDP shares	—	—	458,269	—	—
Custodian’s fees and expenses	18,110	5,208	30,959	19,979	17,048
Directors’/Trustees’ fees and expenses	1,591	388	4,363	2,759	1,808
Professional fees	7,227	5,132	15,972	8,398	6,959
Shareholders’ reports – printing and mailing expenses	11,707	3,151	13,808	10,679	6,553
Stock exchange listing fees	4,582	163	4,532	22,646	13,964
Investor relations expense	6,886	1,550	10,241	7,186	4,322
Other expenses	6,887	2,798	24,936	23,830	12,439
Total expenses before custodian fee credit and
expense reimbursement	473,058	132,642	2,043,396	1,540,085	1,134,969
Custodian fee credit	(1,606)	(153)	(3,548)	(4,943)	(1,757)
Expense reimbursement	—	—	—	—	(35,683)
Net expenses	471,452	132,489	2,039,848	1,535,142	1,097,529
Net investment income (loss)	3,213,213	932,643	6,529,093	3,536,993	2,410,798
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(68,296)	(83,350)	(316,142)	(65,634)	(75,645)
Change in net unrealized appreciation (depreciation) of:
Investments	(8,139,258)	(3,575,837)	(19,831,680)	(11,517,431)	(7,968,231)
Forward swaps	—	(91,693)	—	—	—
Net realized and unrealized gain (loss)	(8,207,554)	(3,750,880)	(20,147,822)	(11,583,065)	(8,043,876)
Distributions to Auction Rate Preferred Shareholders
From net investment income	N/A	N/A	—	(26,077)	—
From accumulated net realized gains	N/A	N/A	—	—	—
Decrease in net assets applicable to Common
shares from distributions to Auction Rate
Preferred shareholders	N/A	N/A	—	(26,077)	—
Net increase (decrease) in net assets applicable to
Common shares from operations	$(4,994,341)	$(2,818,237)	$(13,618,729)	$(8,072,149)	$(5,633,078)
N/A – Fund is not authorized to issue Auction Rate Preferred shares.

See accompanying notes to financial statements.

52 Nuveen Investments

Statement of
Changes in Net Assets(Unaudited)

	New York Value (NNY)		New York Value 2 (NYV)		New York Performance Plus (NNP)
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	3/31/11	9/30/10	3/31/11	9/30/10	3/31/11	9/30/10
Operations
Net investment income (loss)	$3,213,213	$6,391,688	$932,643	$1,854,034	$6,529,093	$13,642,303
Net realized gain (loss)
from investments	(68,296)	75,540	(83,350)	33,899	(316,142)	192,652
Change in net unrealized appreciation
(depreciation) of:
Investments	(8,139,258)	2,049,615	(3,575,837)	362,901	(19,831,680)	5,514,582
Forward swaps	—	—	(91,693)	—	—	—
Distributions to Auction Rate
Preferred Shareholders:
From net investment income	N/A	N/A	N/A	N/A	—	(185,393)
From accumulated net realized gains	N/A	N/A	N/A	N/A	—	(17,285)
Net increase (decrease) in net assets
applicable to Common shares
from operations	(4,994,341)	8,516,843	(2,818,237)	2,250,834	(13,618,729)	19,146,859
Distributions to Common Shareholders
From net investment income	(3,230,929)	(6,455,881)	(901,248)	(1,802,496)	(6,632,451)	(12,573,083)
From accumulated net realized gains	(94,046)	(337,820)	—	—	(192,507)	(231,609)
Decrease in net assets applicable to
Common shares from distributions
to Common shareholders	(3,324,975)	(6,793,701)	(901,248)	(1,802,496)	(6,824,958)	(12,804,692)
Capital Share Transactions
Net proceeds from Common shares issued
to shareholders due to reinvestment
of distributions	—	244,612	—	—	—	—
Net increase (decrease) in net assets
applicable to Common shares
from capital share transactions	—	244,612	—	—	—	—
Net increase (decrease) in net assets
applicable to Common shares	(8,319,316)	1,967,754	(3,719,485)	448,338	(20,443,687)	6,342,167
Net assets applicable to Common
shares at the beginning of period	152,030,883	150,063,129	37,795,743	37,347,405	241,449,748	235,107,581
Net assets applicable to Common
shares at the end of period	$143,711,567	$152,030,883	$34,076,258	$37,795,743	$221,006,061	$241,449,748
Undistributed (Over-distribution of)
net investment income at the
end of period	$441,933	$459,649	$19,263	$(12,132)	$3,271,582	$3,374,940
N/A – Fund is not authorized to issue Auction Rate Preferred shares.

See accompanying notes to financial statements.

Nuveen Investments 53

Statement of

Changes in Net Assets (Unaudited) (continued)

	New York		New York
	Dividend Advantage (NAN)		Dividend Advantage 2 (NXK)
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	3/31/11	9/30/10	3/31/11	9/30/10
Operations
Net investment income (loss)	$3,536,993	$7,815,312	$2,410,798	$5,378,064
Net realized gain (loss)
from investments	(65,634)	499,428	(75,645)	48,724
Change in net unrealized appreciation
(depreciation) of:
Investments	(11,517,431)	2,747,265	(7,968,231)	2,278,535
Forward swaps	—	—	—	—
Distributions to Auction Rate
Preferred Shareholders:
From net investment income	(26,077)	(111,659)	—	(77,543)
From accumulated net realized gains	—	(30,429)	—	(3,233)
Net increase (decrease) in net assets
applicable to Common shares
from operations	(8,072,149)	10,919,917	(5,633,078)	7,624,547
Distributions to Common Shareholders
From net investment income	(3,641,275)	(7,264,019)	(2,588,918)	(5,170,050)
From accumulated net realized gains	(318,727)	(399,336)	—	(49,313)
Decrease in net assets applicable to
Common shares from distributions
to Common shareholders	(3,960,002)	(7,663,355)	(2,588,918)	(5,219,363)
Capital Share Transactions
Net proceeds from Common shares issued
to shareholders due to reinvestment
of distributions	—	—	—	—
Net increase (decrease) in net assets
applicable to Common shares
from capital share transactions	—	—	—	—
Net increase (decrease) in net assets
applicable to Common shares	(12,032,151)	3,256,562	(8,221,996)	2,405,184
Net assets applicable to Common
shares at the beginning of period	140,524,689	137,268,127	98,155,701	95,750,517
Net assets applicable to Common
shares at the end of period	$128,492,538	$140,524,689	$89,933,705	$98,155,701
Undistributed (Over-distribution of)
net investment income at the
end of period	$1,524,769	$1,655,128	$883,602	$1,061,722

See accompanying notes to financial statements.

54 Nuveen Investments

Statement of Cash Flows Six Months Ended March 31, 2011 (Unaudited)

	New York	New York	New York
	Performance	Dividend	Dividend
	Plus	Advantage	Advantage 2
	(NNP)	(NAN)	(NXK)
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common
Shares from Operations	$(13,618,729)	$(8,072,149)	$(5,633,078)
Adjustments to reconcile the net increase (decrease) in net assets applicable to
Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(15,093,525)	(14,955,700)	(5,287,032)
Proceeds from sales and maturities of investments	12,174,217	10,513,307	8,676,660
Proceeds from (Purchases of) short-term investments, net	5,000	—	—
Amortization (Accretion) of premiums and discounts, net	346,884	196,638	147,089
(Increase) Decrease in:
Receivable for interest	(14,772)	(2,317)	14,437
Receivable for investments sold	3,679,800	777,500	10,000
Other assets	1,414	9,413	(85)
Increase (Decrease) in:
Payable for Auction Rate Preferred share dividends	—	(2,677)	—
Payable for interest	—	52,835	1
Accrued management fees	(4,084)	(726)	(1,526)
Accrued other expenses	(50,027)	(11,576)	(7,166)
Net realized (gain) loss from investments	316,142	65,634	75,645
Change in net unrealized (appreciation) depreciation of investments	19,831,680	11,517,431	7,968,231
Taxes paid on undistributed capital gains	(1,332)	—	(19,073)
Net cash provided by (used in) operating activities	7,572,668	87,613	5,944,103
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	21,981	(587,255)	81,756
Increase (Decrease) in:
Payable for offering costs	—	153,318	(35,529)
Auction Rate Preferred shares, at liquidation value	—	(21,900,000)	—
MTP shares, at liquidation value	—	25,360,000	—
Cash distributions paid to Common shareholders	(6,827,577)	(3,960,701)	(2,590,696)
Net cash provided by (used in) financing activities	(6,805,596)	(934,638)	(2,544,469)
Net Increase (Decrease) in Cash	767,072	(847,025)	3,399,634
Cash and cash equivalents at the beginning of period	1,212,391	7,004,295	627,752
Cash and Cash Equivalents at the End of Period	1,979,463	6,157,270	4,027,386
Supplemental Disclosure of Cash Flow Information
	New York	New York	New York
	Performance	Dividend	Dividend
	Plus	Advantage	Advantage 2
	(NNP)	(NAN)	(NXK)
Cash paid for interest (excluding amortization of offering costs)	$332,927	$721,931	$603,983

See accompanying notes to financial statements.
Nuveen Investments 55

Financial
Highlights(Unaudited)

Selected data for a Common share outstanding throughout each period:

		Investment Operations			Less Distributions
								Discount
								from
					Net			Common
	Beginning				Investment	Capital		Shares		Ending
	Common		Net		Income to	Gains to		Repur-		Common
	Share	Net	Realized/		Common	Common		chased		Share	Ending
	Net Asset	Investment	Unrealized		Share-	Share-		and	Offering	Net Asset	Market
	Value	Income	Gain (Loss)	Total	holders	holders	Total	Retired	Costs	Value	Value
New York Value (NNY)
Year Ended 9/30:
2011(e)	$10.02	$.21	$(.54)	$(.33)	$(.21)	$(.01)	$(.22)	$—	$—	$9.47	$9.08
2010	9.91	.42	.14	.56	(.43)	(.02)	(.45)	—	—	10.02	9.88
2009	9.28	.43	.73	1.16	(.43)	(.10)	(.53)	—	—	9.91	9.51
2008	9.94	.43	(.65)	(.22)	(.43)	(.01)	(.44)	—	—	9.28	9.01
2007	10.09	.43	(.15)	.28	(.43)	—	(.43)	—	—	9.94	9.50
2006	10.07	.44	.01	.45	(.43)	—	(.43)	—	—	10.09	9.51

New York Value 2 (NYV)
Year Ended 9/30:
2011(e)	16.10	.40	(1.60)	(1.20)	(.38)	—	(.38)	—	—	14.52	13.87
2010	15.91	.79	.17	.96	(.77)	—	(.77)	—	—	16.10	15.38
2009(d)	14.33	.23	1.64	1.87	(.26)	—	(.26)	—	(.03)	15.91	14.84

56 Nuveen Investments

			Ratios/Supplemental Data
			Ratios to Average Net Assets
Total Returns			Applicable to Common Shares(b)
	Based	Ending
	on	Net
Based	Common	Assets
on	Share Net	Applicable	Expenses		Expenses		Net		Portfolio
Market	Asset	to Common	Including		Excluding		Investment		Turnover
Value(a)	Value(a)	Shares (000)	Interest(c)		Interest		Income		Rate

(5.90)%	(3.31)%	$143,712	.65	%*	.64	%*	4.41	%*	2%
8.78	5.82	152,031	.67		.65		4.30		5
11.78	13.00	150,063	.71		.68		4.58		3
(.62)	(2.38)	140,285	.71		.68		4.39		16
4.40	2.79	150,321	.69		.65		4.32		15
7.50	4.56	152,573	.66		.66		4.35		13

(7.36)	(7.48)	34,076	.75	*	.75	*	5.29	*	8
9.12	6.26	37,796	.74		.74		5.04		2
.73	12.99	37,347	. 84	*	.84	*	3.66	*	4

(a)	Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation.
Total returns are not annualized.
Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.
(b)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 – General Information and Significant Accounting Policies,
Inverse Floating Rate Securities.
(d)	For the period April 28, 2009 (commencement of operations) through September 30, 2009.
(e)	For the six months ended March 31, 2011.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments 57

Financial

Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

			Investment Operations				Less Distributions
				Distributions	Distributions					Discount
				from Net	from					from
				Investment	Capital		Net			Common
	Beginning			Income to	Gains to		Investment	Capital		Shares		Ending
	Common		Net	Auction Rate	Auction Rate		Income to	Gains to		Repur-		Common
	Share	Net	Realized/	Preferred	Preferred		Common	Common		chased		Share	Ending
	Net Asset	Investment	Unrealized	Share-	Share-		Share-	Share-		and		Net Asset	Market
	Value	Income	Gain (Loss)	holders(a)	holders(a)	Total	holders	holders	Total	Retired		Value	Value
New York Performance Plus (NNP)
Year Ended 9/30:
2011(f)	$16.05	$.43	$(1.34)	$—	$—	$(.91)	$(.44)	$(.01)	$(.45)	$—		$14.69	$14.23
2010	15.63	.91	.38	(.01)	— *	1.28	(.84)	(.02)	(.86)	—		16.05	15.52
2009	13.74	.96	1.89	(.05)	(.04)	2.76	(.74)	(.13)	(.87)	—	*	15.63	14.77
2008	15.48	.98	(1.69)	(.27)	(.01)	(.99)	(.72)	(.03)	(.75)	—		13.74	11.16
2007	16.01	.99	(.41)	(.27)	(.01)	.30	(.77)	(.06)	(.83)	—		15.48	14.30
2006	16.44	1.01	— *	(.20)	(.05)	.76	(.89)	(.30)	(1.19)	—		16.01	15.88

New York Dividend Advantage (NAN)
Year Ended 9/30:
2011(f)	15.17	.38	(1.26)	— *	—	(.88)	(.39)	(.03)	(.42)	—		13.87	12.83
2010	14.82	.84	.34	(.01)	— *	1.17	(.78)	(.04)	(.82)	—		15.17	14.43
2009	13.12	.93	1.68	(.06)	(.03)	2.52	(.73)	(.09)	(.82)	—		14.82	13.38
2008	14.95	.96	(1.76)	(.24)	(.02)	(1.06)	(.70)	(.07)	(.77)	—		13.12	11.36
2007	15.49	.97	(.39)	(.24)	(.02)	.32	(.77)	(.09)	(.86)	—		14.95	14.33
2006	15.83	.98	— *	(.21)	(.03)	.74	(.89)	(.19)	(1.08)	—		15.49	15.60

						Auction Rate
						Preferred
						Shares and
	Auction Rate			MuniFund Term		MuniFund Term		Variable Rate Demand
	Preferred Shares			Preferred Shares		Preferred Shares		Preferred Shares
	at End of Period			at End of Period(g)		at End of Period		at End of Period
							Asset
	Aggregate			Aggregate			Coverage	Aggregate
	Amount	Liquidation	Asset	Amount	Liquidation	Asset	Per $1	Amount	Liquidation	Asset
	Outstanding	Value	Coverage	Outstanding	Value	Coverage	Liquidation	Outstanding	Value	Coverage
	(000)	Per Share	Per Share	(000)	Per Share	Per Share	Preference	(000)	Per Share	Per Share
New York Performance Plus (NNP)
Year Ended 9/30:
2011(f)	$—	$—	$—	$—	$—	$—	$—	$89,000	$100,000	$348,321
2010	—	—	—	—	—	—	—	89,000	100,000	371,292
2009	87,650	25,000	92,059	—	—	—	—	—	—	—
2008	87,650	25,000	84,035	—	—	—	—	—	—	—
2007	124,300	25,000	71,914	—	—	—	—	—	—	—
2006	124,300	25,000	73,395	—	—	—	—	—	—	—

New York Dividend Advantage (NAN)
Year Ended 9/30:
2011(f)	—	—	—	55,360	10.00	33.21	—	—	—	—
2010	21,900	25,000	92,690	30,000	10.00	37.08	3.71	—	—	—
2009	51,400	25,000	91,765	—	—	—	—	—	—	—
2008	51,400	25,000	84,112	—	—	—	—	—	—	—
2007	69,000	25,000	75,183	—	—	—	—	—	—	—
2006	69,000	25,000	76,865	—	—	—	—	—	—	—

58 Nuveen Investments

						Ratios/Supplemental Data
			Ratios to Average Net Assets						Ratios to Average Net Assets
			Applicable to Common Shares						Applicable to Common Shares
Total Returns			Before Reimbursement(c)						After Reimbursement(c)(d)
	Based	Ending
	on	Net
Based	Common	Assets
on	Share Net	Applicable	Expenses		Expenses		Net		Expenses	Expenses	Net	Portfolio
Market	Asset	to Common	Including		Excluding		Investment		Including	Excluding	Investment	Turnover
Value(b)	Value(b)	Shares (000)	Interest(e)		Interest		Income		Interest(e)	Interest	Income	Rate

(5.39)%	(5.67)%	$221,006	1.81	%**	1.53	%**	5.77	%**	N/A	N/A	N/A	4%
11.39	8.46	241,450	1.53		1.35		5.84		N/A	N/A	N/A	9
42.29	21.05	235,108	1.39		1.17		6.91		N/A	N/A	N/A	1
(17.61)	(6.71)	206,976	1.42		1.27		6.48		N/A	N/A	N/A	16
(5.02)	1.90	233,258	1.29		1.22		6.33		N/A	N/A	N/A	14
6.69	4.91	240,618	1.22		1.22		6.33		N/A	N/A	N/A	13

(8.16)	(5.77)	128,493	2.34	**	1.34	**	5.37	**	N/A	N/A	N/A	5
14.63	8.28	140,525	1.74		1.19		5.74		1.74%	1.19%	5.74%	10
26.58	20.29	137,268	1.37		1.17		7.07		1.31	1.11	7.13	4
(16.02)	(7.45)	121,533	1.36		1.23		6.45		1.22	1.09	6.59	17
(2.86)	2.07	138,504	1.29		1.19		6.15		1.07	.97	6.36	18
3.49	4.91	143,147	1.18		1.18		6.11		.89	.89	6.40	15

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred shares, MuniFund Term Preferred shares and/or Variable Rate Demand Preferred shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.

(e)
The expense ratios reflect, among other things, payments to MuniFund Term Preferred shareholders, Variable Rate Demand Preferred shareholders and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively.

(f)	For the six months ended March 31, 2011.
(g)	The Ending and Average Market Value Per Share for each Series of the Fund’s MuniFund Term Preferred Shares were as follows:

		Ending	Average			Ending	Average
		Market Value	Market Value			Market Value	Market Value
	Series	Per Share	Per Share		Series	Per Share	Per Share
New York Dividend Advantage (NAN)
Year Ended 9/30:
2011(f)	2015	$10.07	$9.79		2016	$9.88	$9.90	^^
2010	2015	10.16	10.09	^	—	—	—
2009	—	—	—		—	—	—
2008	—	—	—		—	—	—
2007	—	—	—		—	—	—
2006	—	—	—		—	—	—

* Rounds to less than $.01 per share.
** Annualized.
^ For the period December 21, 2009 (issuance date of shares) through September 30, 2010.
^^ For the period December 13, 2010 (issuance date of shares) through March 31, 2011.
N/A Fund does not have a contractual reimbursement with the Adviser. As of August 1, 2009, the Adviser is no longer reimbursing New York Dividend Advantage (NAN) for any fees and expenses.

Nuveen Investments 59

See accompanying notes to financial statements.

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
				Distributions	Distributions					Discount
				from Net	from					from
				Investment	Capital		Net			Common
	Beginning			Income to	Gains to		Investment	Capital		Shares		Ending
	Common		Net	Auction Rate	Auction Rate		Income to	Gains to		Repur-		Common
	Share	Net	Realized/	Preferred	Preferred		Common	Common		chased		Share	Ending
	Net Asset	Investment	Unrealized	Share-	Share-		Share-	Share-		and		Net Asset	Market
	Value	Income	Gain (Loss)	holders(a)	holders(a)	Total	holders	holders	Total	Retired		Value	Value
New York Dividend Advantage 2 (NXK)
Year Ended 9/30:
2011(f)	$15.13	$.37	$(1.24)	$—	$—	$(.87)	$(.40)	$—	$(.40)	$—		$13.86	$12.79
2010	14.76	.83	.36	(.01)	— *	1.18	(.80)	(.01)	(.81)	—		15.13	14.37
2009	13.14	.92	1.66	(.05)	(.04)	2.49	(.73)	(.14)	(.87)	—	*	14.76	13.41
2008	14.80	.95	(1.64)	(.23)	(.01)	(.93)	(.69)	(.04)	(.73)	—		13.14	11.15
2007	15.29	.95	(.34)	(.24)	(.02)	.35	(.76)	(.08)	(.84)	—		14.80	14.16
2006	15.57	.97	.05	(.20)	(.03)	.79	(.87)	(.20)	(1.07)	—		15.29	15.47

	Auction Rate Preferred Shares				MuniFund Term Preferred Shares
		at End of Period				at End of Period
	Aggregate			Aggregate		Ending	Average
	Amount	Liquidation	Asset	Amount	Liquidation	Market	Market		Asset
	Outstanding	Value	Coverage	Outstanding	Value	Value	Value		Coverage
	(000)	Per Share	Per Share	(000)	Per Share	Per Share	Per Share		Per Share
New York Dividend Advantage 2 (NXK)
Year Ended 9/30:
2011(f)	$—	$—	$—	$37,890	$10.00	$10.05	$10.04		$33.74
2010	—	—	—	37,890	10.00	10.14	10.05	^	35.91
2009	34,100	25,000	95,198	—	—	—	—		—
2008	34,100	25,000	87,566	—	—	—	—		—
2007	47,000	25,000	76,140	—	—	—	—		—
2006	47,000	25,000	77,695	—	—	—	—		—

60 Nuveen Investments

							Ratios/Supplemental Data
			Ratios to Average Net Assets						Ratios to Average Net Assets
			Applicable to Common Shares						Applicable to Common Shares
Total Returns			Before Reimbursement(c)						After Reimbursement(c)(d)
	Based	Ending
	on	Net
Based	Common	Assets
on	Share Net	Applicable	Expenses		Expenses		Net		Expenses		Expenses		Net		Portfolio
Market	Asset	to Common	Including		Excluding		Investment		Including		Excluding		Investment		Turnover
Value(b)	Value(b)	Shares (000)	Interest(e)		Interest		Income		Interest(e)		Interest		Income		Rate

(8.27)%	(5.78)%	$89,934	2.47	%**	1.33	%**	5.16	%**	2.39	%**	1.25	%**	5.23	%**	4%
13.65	8.27	98,156	1.74		1.19		5.54		1.63		1.08		5.65		6
29.95	20.06	95,751	1.36		1.16		6.83		1.18		.98		7.01		0
(16.79)	(6.63)	85,340	1.37		1.23		6.25		1.11		.97		6.51		17
(3.20)	2.35	96,144	1.32		1.22		5.98		.99		.89		6.31		17
7.96	5.37	99,067	1.19		1.19		5.96		.78		.78		6.36		14

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation.

Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred shares and/or MuniFund Term Preferred Shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. As of March 31, 2011, the Adviser is no longer reimbursing New York Dividend Advantage 2 (NXK) for any fees and expenses.

(e)
The expense ratios reflect, among other things, payments to MuniFund Term Preferred shareholders and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively.

(f)	For the six months ended March 31, 2011.
*	Rounds to less than $.01 per share.
**	Annualized.
^	For the period April 14, 2010 (issuance date of shares) through September 30, 2010.

See accompanying notes to financial statements.

Nuveen Investments 61

Notes to

Financial Statements(Unaudited)

1. General Information and Significant Accounting Policies

General Information

The funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen New York Municipal Value Fund, Inc. (NNY), Nuveen New York Municipal Value Fund 2 (NYV), Nuveen New York Performance Plus Municipal Fund, Inc. (NNP), Nuveen New York Dividend Advantage Municipal Fund (NAN) and Nuveen New York Dividend Advantage Municipal Fund 2 (NXK) (collectively, the “Funds”). Common shares of New York Value (NNY), New York Performance Plus (NNP) and New York Dividend Advantage (NAN) are traded on the New York Stock Exchange (“NYSE”) while Common shares of New York Value 2 (NYV) and New York Dividend Advantage 2 (NXK) are traded on the NYSE Amex. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end registered investment companies.

Effective January 1, 2011, the Funds’ adviser, Nuveen Asset Management, a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), changed its name to Nuveen Fund Advisors, Inc. (the “Adviser”). Concurrently, the Adviser formed a wholly-owned subsidiary, Nuveen Asset Management, LLC (the “Sub-Adviser”), to house its portfolio management capabilities and to serve as the Funds’ sub-adviser, and the Funds’ portfolio manager became an employee of the Sub-Adviser. This allocation of responsibilities between the Adviser and the Sub-Adviser affects each of the Funds. The Adviser will compensate the Sub-Adviser for the portfolio management services it provides to the Funds from each Fund’s management fee.

Each Fund seeks to provide current income exempt from both regular federal and New York state income taxes by investing primarily in a portfolio of municipal obligations issued by state and local government authorities within the state of New York or certain U.S. territories.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Valuation

Prices of municipal bonds and forward swap contracts are provided by a pricing service approved by the Funds’ Board of Directors/Trustees. These securities are generally classified as Level 2 for fair value measurement purposes. When price quotes are not readily available (which is usually the case for municipal bonds) the pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Directors/Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of these securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Directors/Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

62 Nuveen Investments

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At March 31, 2011, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Investment income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also reflects paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and New York state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders

Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Auction Rate Preferred Shares

Each Fund except New York Value (NNY) and New York Value 2 (NYV) is authorized to issue Auction Rate Preferred Shares (“ARPS”). During the six months ended March 31, 2011, the Funds had outstanding ARPS, $25,000 stated value per share, which approximates market value, as a means of effecting financial leverage. Each Fund’s ARPS was issued in more than one Series. The dividend rate paid by the Funds on each Series was determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and was payable at the end of each rate period.

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the ARPS issued by the Funds than there were offers to buy. This meant that these auctions “failed to clear,” and that many ARPS shareholders who wanted to sell their shares in these auctions were unable to do so. ARPS shareholders unable to sell their shares received distributions at the “maximum rate” applicable to failed auctions as calculated in accordance with the pre-established terms of the ARPS. As of March 31, 2011, each Fund redeemed all of their outstanding ARPS, at liquidation value, as follows:

	New York	New York	New York
	Performance	Dividend	Dividend
	Plus	Advantage	Advantage 2
	(NNP)	(NAN)	(NXK)
ARPS redeemed, at liquidation value	$124,300,000	$69,000,000	$47,000,000

During the fiscal year ended September 30, 2010, lawsuits pursuing claims made in the demand letter alleging that New York Performance Plus’ (NNP) Board of Trustees breached their fiduciary duties related to the redemption at par of its ARPS had been filed on behalf of shareholders of New York Performance Plus (NNP), against the Adviser, the Nuveen holding company, the majority owner of the holding company, the lone interested trustee, and current and former officers of New York Performance Plus (NNP). Nuveen and the other named defendants believe these lawsuits to be without merit, and all named parties intend to defend themselves vigorously. New York Performance Plus (NNP) believes that these lawsuits will not have a material effect on it or on the Adviser’s ability to serve as investment adviser to it.

Nuveen Investments 63

Notes to

Financial Statements (Unaudited) (continued)

MuniFund Term Preferred Shares

The following Funds have issued and outstanding MuniFund Term Preferred (“MTP”) Shares, with a $10 stated value per share. Proceeds from the issuance of MTP Shares, net of offering expenses, were used to redeem all, or a portion of, each Fund’s outstanding ARPS. Each Fund’s MTP Shares are issued in one or more Series. Dividends, which are recognized as interest expense for financial reporting purposes, are paid monthly at a fixed annual rate, subject to adjustments in certain circumstances. The MTP Shares trade on the NYSE. As of March 31, 2011, the number of MTP Shares outstanding, annual interest rate and the NYSE “ticker” symbol for each Fund are as follows:

	New York Dividend Advantage (NAN)			New York Dividend Advantage 2 (NXK)
		Annual			Annual
	Shares	Interest	NYSE	Shares	Interest	NYSE
	Outstanding	Rate	Ticker	Outstanding	Rate	Ticker
Series:
2015	3,000,000	2.70%	NAN Pr C	3,789,000	2.55%	NXK Pr C
2016	2,536,000	2.50%	NAN Pr D	—	—	—

Each Fund is obligated to redeem its MTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. MTP Shares are subject to optional and mandatory redemption in certain circumstances. MTP Shares will be subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to a payment of premium for one year following the Optional Redemption Date (“Premium Expiration Date”), and at par thereafter. MTP Shares also will be subject to redemption, at the option of each Fund, at par in the event of certain changes in the credit rating of the MTP Shares. Each Fund may be obligated to redeem certain of the MTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for each Fund’s MTP Shares are as follows:

	New York	New York	New York
	Dividend	Dividend	Dividend
	Advantage	Advantage	Advantage 2
	(NAN)	(NAN)	(NXK)
	Series 2015	Series 2016	Series 2015
Term Redemption Date	January 1, 2015	January 1, 2016	May 1, 2015
Optional Redemption Date	January 1, 2011	January 1, 2012	May 1, 2011
Premium Expiration Date	December 3, 2011	December 31, 2011	April 30, 2012

The average liquidation value of all series of MTP Shares outstanding for each Fund during the six months ended March 31, 2011, was as follows:

	New York	New York
	Dividend	Dividend
	Advantage	Advantage 2
	(NAN)	(NXK)
Average liquidation value of MTP Shares outstanding	$45,034,225	$37,890,000

For financial reporting purposes only, the liquidation value of MTP Shares is recorded as a liability on the Statement of Assets and Liabilities. Unpaid dividends on MTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on MTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Net amounts earned by Nuveen as underwriter of each Fund’s MTP Share offering are recorded as reductions of offering costs recognized by the Funds. During the six months ended March 31, 2011, there was no amounts earned by New York Dividend Advantage (NAN) and New York Dividend Advantage 2 (NXK).

Variable Rate Demand Preferred Shares

New York Performance Plus (NNP) has issued and outstanding 890 Series 1 Variable Rate Demand Preferred (“VRDP”) Shares, with a maturity date of March 1, 2040 and a $100,000 liquidation value per share. The Fund issued its VRDP Shares in a privately negotiated offering in March 2010. Proceeds of the Fund’s offering were used to redeem all of the Fund’s outstanding ARPS. The VRDP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom the Fund has contracted in the event that purchase orders for VRDP Shares in a remarketing are not sufficient in number to be matched with the sale orders in that remarketing. The Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing.

Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set weekly at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation value. If remarketings for VRDP Shares

64 Nuveen Investments

are continuously unsuccessful for six months, the maximum rate is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.

Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends.

New York Performance Plus (NNP) had all $89,000,000 of its VRDP Shares outstanding during the six months ended March 31, 2011, with an annualized dividend rate of 0.45%.

For financial reporting purposes only, the liquidation value of VRDP Shares is recognized as a liability on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on the VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. In addition to interest expense, each Fund also pays a per annum liquidity fee to the liquidity provider, which is recognized as “Liquidity fees on VRDP shares” on the Statement of Operations.

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and the related interest paid to the holders of the short-term floating rate certificates as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

During the six months ended March 31, 2011, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

At March 31, 2011, each Fund’s maximum exposure to externally-deposited Recourse Trusts, was as follows:
			New York	New York	New York
	New York	New York	Performance	Dividend	Dividend
	Value	Value 2	Plus	Advantage	Advantage 2
	(NNY)	(NYV)	(NNP)	(NAN)	(NXK)
Maximum exposure to Recourse Trusts	$ —	$4,000,000	$ —	$2,670,000	$ —

Nuveen Investments 65

Notes to

Financial Statements (Unaudited) (continued)

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended March 31, 2011, were as follows:

			New York	New York	New York
	New York	New York	Performance	Dividend	Dividend
	Value	Value 2	Plus	Advantage	Advantage 2
	(NNY)	(NYV)	(NNP)	(NAN)	(NXK)
Average floating rate obligations outstanding	$3,255,000	$ —	$34,645,000	$17,735,000	$12,150,000
Average annual interest rate and fees	0.56%	—%	0.66%	0.65%	0.65%

Forward Swap Contracts

Each Fund is authorized to enter into forward interest rate swap contracts consistent with their investment objectives and policies to reduce, increase or otherwise alter its risk profile or to alter its portfolio characteristics (i.e. duration, yield curve positioning and credit quality).

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Each Fund’s use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund’s interest rate sensitivity with that of the broader market. Forward interest rate swap transactions involve a Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying a Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”). The amount of the payment obligation is based on the notional amount of the swap contract and the termination date of the swap (which is akin to a bond’s maturity). The value of a Fund’s swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap’s termination date increases or decreases. Forward interest rate swap contracts are valued daily. The net amount recorded on these transactions for each counterparty is recognized on the Statement of Assets and Liabilities as a component of “Unrealized appreciation or depreciation on forward swaps” with the change during the fiscal period recognized on the Statement of Operations as a component of “Change in net unrealized appreciation (depreciation) of forward swaps.”

Each Fund may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Net realized gains and losses during the fiscal period are recognized on the Statement of Operations as a component of “Net realized gain (loss) from forward swaps.” Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination.

During the six months ended March 31, 2011, New York Value 2 (NYV) entered into forward swap transactions to reduce the duration of the Fund’s portfolio. The average notional amount of forward interest rate swap contracts outstanding during the six months ended March 31, 2011 was as follows:

New York
Value 2
(NYV)
Average notional amount of forward interest rate swap contracts outstanding*	$2,500,000

* The average notional amount is calculated based on the outstanding notional at the beginning of the fiscal year and at the end of each fiscal quarter within the current fiscal year.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

66 Nuveen Investments

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Offering Costs

Costs incurred by New York Performance Plus (NNP) in connection with its offering of VRDP Shares ($1,320,000) were recorded as a deferred charge, which are being amortized over the life of the shares. Cost incurred by New York Dividend Advantage (NAN) and New York Dividend Advantage 2 (NXK) in connection with their offering of MTP Shares ($1,425,400 and $783,350, respectively) were recorded as a deferred charge, which are being amortized over the life of the shares. Each Fund’s amortized deferred charges are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Funds’ organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of March 31, 2011:

New York Value (NNY)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$138,731,372	$—	$138,731,372

New York Value 2 (NYV)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$33,724,809	$—	$33,724,809
Derivatives:
Forward Swaps*	—	(91,693)	—	(91,693)
Total	$—	$33,633,116	$—	$33,633,116

Nuveen Investments 67

Notes to

Financial Statements (Unaudited) (continued)

New York Performance Plus (NNP)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$336,128,629	$—	$336,128,629
Short-Term Investments	—	1,490,000	—	1,490,000
Total	$—	$337,618,629	$—	$337,618,629

New York Dividend Advantage (NAN)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$192,507,416	$—	$192,507,416

New York Dividend Advantage 2 (NXK)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$133,758,944	$—	$133,758,944
* Represents net unrealized appreciation (depreciation).

During the six months ended March 31, 2011, the Funds recognized no significant transfers to/from Level 1, Level 2 or Level 3.

3. Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. For additional information on the derivative instruments in which each Fund was invested during and at the end of the reporting period, refer to the Portfolios of Investments, Financial Statements and Footnote 1 - General Information and Significant Accounting Policies.

The following table presents the fair value of all derivative instruments held by the Funds as of March 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure. New York Value 2 (NYV) invested in derivative instruments during the six months ended March 31, 2011.

New York Value 2 (NYV)
Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Forward Swaps	Unrealized appreciation		Unrealized depreciation
		on forward swaps*	$ —	on forward swaps*	$91,693
* Represents cumulative gross unrealized appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments.

The following table presents the amount of change in net unrealized appreciation (depreciation) recognized for the six months ended March 31, 2011, on derivative instruments, as well as the primary risk exposure.

New York
Value 2
Change in Net Unrealized Appreciation (Depreciation) of Forward Swaps	(NYV)
Risk Exposure
Interest Rate	$(91,693)

4. Fund Shares

Common Shares

Transactions in Common shares were as follows:

New York
	New York Value (NNY)		New York Value 2 (NYV)		Performance Plus (NNP)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	3/31/11	9/30/10	3/31/11	9/30/10	3/31/11	9/30/10
Common shares:
Issued to shareholders due
to reinvestment of distributions	—	24,956	—	—	—	—
Repurchased and retired	—	—	—	—	—	—
Weighted average Common share:
Price per share repurchased and retired	—	—	—	—	—	—
Discount per share repurchased and retired	—	—	—	—	—	—

68 Nuveen Investments

	New York		New York
	Dividend Advantage (NAN)		Dividend Advantage 2 (NXK)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	3/31/11	9/30/10	3/31/11	9/30/10
Common shares:
Issued to shareholders due
to reinvestment of distributions	—	—	—	—
Repurchased and retired	—	—	—	—
Weighted average Common share:
Price per share repurchased and retired	—	—	—	—
Discount per share repurchased and retired	—	—	—	—

Preferred Shares

New York Value (NNY) and New York Value 2 (NYV) are not authorized to issue ARPS. Transactions in ARPS were as follows:

		New York				New York
		Performance Plus (NNP)				Dividend Advantage (NAN)
	Six Months				Six Months
	Ended		Year Ended		Ended		Year Ended
	3/31/11		9/30/10		3/31/11		9/30/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed:
Series M	—	$—	1,129	$28,225,000	—	$—	—	$—
Series T	—	—	564	14,100,000	—	—	—	—
Series W	—	—	1,410	35,250,000	—	—	—	—
Series F	—	—	403	10,075,000	876	21,900,000	1,180	29,500,000
Total	—	$—	3,506	$87,650,000	876	$21,900,000	1,180	$29,500,000

New York Dividend Advantage 2 (NXK)
Six Months
	Ended		Year Ended
	3/31/11		9/30/10
	Shares	Amount	Shares	Amount
ARPS redeemed:
Series W	—	$ —	1,364	$34,100,000

Transactions in MTP Shares were as follows:
	New York Dividend Advantage (NAN)				New York Dividend Advantage 2 (NXK)
	Six Months				Six Months
	Ended		Year Ended		Ended		Year Ended
	3/31/11		9/30/10		3/31/11		9/30/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2015	—	—	3,000,000	$30,000,000	—	—	3,789,000	$37,890,000
Series 2016	2,536,000	$25,360,000	—	—	—	—	—	—

Transactions in VRDP Shares were as follows:
New York Performance Plus (NNP)
Six Months
	Ended		Year Ended
	3/31/11		9/30/10
	Shares	Amount	Shares	Amount
VRDP Shares issued:
Series 1	—	—	890	$89,000,000

Nuveen Investments 69

Notes to

Financial Statements (Unaudited) (continued)

5. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments and derivative transactions, when applicable) during the six months ended March 31, 2011, were as follows:

			New York	New York	New York
	New York	New York	Performance	Dividend	Dividend
	Value	Value 2	Plus	Advantage	Advantage 2
	(NNY)	(NYV)	(NNP)	(NAN)	(NXK)
Purchases	$2,985,439	$3,095,481	$15,093,525	$14,955,700	$5,287,032
Sales and maturities	7,067,474	2,850,195	12,174,217	10,513,307	8,676,660

6. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At March 31, 2011, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives), as determined on a federal income tax basis, were as follows:

			New York	New York	New York
	New York	New York	Performance	Dividend	Dividend
	Value	Value 2	Plus	Advantage	Advantage 2
	(NNY)	(NYV)	(NNP)	(NAN)	(NXK)
Cost of investments	$136,661,922	$32,995,069	$303,893,444	$179,254,290	$124,646,960
Gross unrealized:
Appreciation	$2,784,098	$1,194,740	$8,242,637	$2,148,335	$1,311,658
Depreciation	(3,971,125)	(465,000)	(9,166,138)	(6,632,613)	(4,348,924)
Net unrealized appreciation (depreciation) of investments	$(1,187,027)	$729,740	$(923,501)	$(4,484,278)	$(3,037,266)

Permanent differences, primarily due to federal taxes paid, taxable market discount and distribution character reclassifications, resulted in reclassifications among the Funds’ components of Common share net assets at September 30, 2010, the Funds’ last tax year-end, as follows:

			New York	New York	New York
	New York	New York	Performance	Dividend	Dividend
	Value	Value 2	Plus	Advantage	Advantage 2
	(NNY)	(NYV)	(NNP)	(NAN)	(NXK)
Paid-in-surplus	$4,418	$(6)	$(22,220)	$(112,003)	$(75,711)
Undistributed (Over-distribution of) net investment income	(22,823)	—	18,218	90,585	76,137
Accumulated net realized gain (loss)	18,405	6	4,002	21,418	(426)

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at September 30, 2010, the Funds’ last tax year-end, were as follows:

			New York	New York	New York
	New York	New York	Performance	Dividend	Dividend
	Value	Value 2	Plus	Advantage	Advantage 2
	(NNY)	(NYV)	(NNP)	(NAN)	(NXK)
Undistributed net tax-exempt income *	$642,880	$84,387	$4,019,520	$2,212,159	$1,476,291
Undistributed net ordinary income **	6,773	26,661	—	—	7,280
Undistributed net long-term capital gains	93,474	—	196,126	349,886	48,053

*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on September 1, 2010, and paid on October 1, 2010.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

70 Nuveen Investments

The tax character of distributions paid during the Funds’ last tax year ended September 30, 2010, was designated for purposes of the dividends paid deduction as follows:

			New York	New York	New York
	New York	New York	Performance	Dividend	Dividend
	Value	Value 2	Plus	Advantage	Advantage 2
	(NNY)	(NYV)	(NNP)	(NAN)	(NXK)
Distributions from net tax-exempt income	$6,454,995	$1,802,496	$12,854,886	$7,928,615	$5,604,844
Distributions from net ordinary income **	75,868	—	—	—	5,541
Distributions from net long-term capital gains	261,952	—	248,894	429,765	52,537
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

7. Management Fees and Other Transactions with Affiliates

Each Fund’s management fee consists of two components — a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

New York Value (NNY) pays an annual fund-level fee, payable monthly, of .15% of the average daily net assets* of the Fund, as well as 4.125% of the gross interest income (excluding interest on bonds underlying a “self-deposited inverse floater” trust that is attributed to the Fund over and above the net interest earned on the inverse floater itself) of the Fund.

The annual fund-level fee for the following Funds, payable monthly, is calculated according to the following schedules:

New York Performance Plus (NNP)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For the next $3 billion	.3875
For managed assets over $5 billion	.3750

New York Value 2 (NYV)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4000%
For the next $125 million	.3875
For the next $250 million	.3750
For the next $500 million	.3625
For the next $1 billion	.3500
For managed assets over $2 billion	.3375

New York Dividend Advantage (NAN)
New York Dividend Advantage 2 (NXK)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For managed assets over $2 billion	.3750

Nuveen Investments 71

Notes to

Financial Statements (Unaudited) (continued)

The annual complex-level fee for each fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*
For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of $2 billion added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of March 31, 2011, the complex-level fee rate for these Funds was .1800%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with the Sub-Adviser under which the Sub-Adviser manages the investment portfolios of the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

For the first ten years of New York Dividend Advantage 2’s (NXK) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
March 31,		March 31,
2001*	.30%	2007	.25%
2002	.30	2008	.20
2003	.30	2009	.15
2004	.30	2010	.10
2005	.30	2011	.05
2006	.30

* From the commencement of operations.

The Adviser has not agreed to reimburse New York Dividend Advantage 2 (NXK) for any portion of its fees and expenses beyond March 31, 2011.

8. Regulatory Matters

Subsequent to the reporting period, Nuveen Securities, LLC (“Nuveen Securities”) entered into a settlement with the Financial Industry Regulatory Authority (“FINRA”) with respect to certain allegations regarding Nuveen-sponsored closed-end fund ARPS marketing brochures. As part of this settlement, Nuveen Securities neither admitted to nor denied FINRA’s allegations. Nuveen Securities is the broker-dealer subsidiary of Nuveen.

The settlement with FINRA concludes an investigation that followed the widespread failure of auctions for ARPS and other auction rate securities, which generally began in mid-February 2008. In the settlement, FINRA alleged that certain marketing materials provided by Nuveen Securities were false and misleading. Nuveen Securities agreed to a censure and the payment of a $3 million fine.

72 Nuveen Investments

Board Approval of Sub-Advisory Arrangements (Unaudited)

At a meeting held on May 25-26, 2010 (the “May Meeting”), the Boards of Trustees or Directors (as the case may be) (each, a “Board” and each Trustee or Director, a “Board Member”) of the Funds, including a majority of the Board Members who are not parties to the advisory agreements or “interested persons” of any parties (the “Independent Board Members”), considered and approved the advisory agreements (each, an “Advisory Agreement”) between each Fund and Nuveen Asset Management (the “Adviser”). Since the May Meeting, Nuveen has engaged in an internal restructuring (the “Restructuring”) pursuant to which the portfolio management services provided by the Adviser to the Funds were transferred to Nuveen Asset Management, LLC (“NAM LLC”), a newly-organized wholly-owned subsidiary of the Adviser and the Adviser changed its name to Nuveen Fund Advisors, Inc. (“NFA”). The Adviser, under its new name NFA, continues to serve as investment adviser to the Funds and, in that capacity, will continue to provide various oversight, administrative, compliance and other services. To effectuate the foregoing, NFA entered into sub-advisory agreements with NAM LLC on behalf of the Funds (each, a “Sub-Advisory Agreement”). Under each Sub-Advisory Agreement, NAM LLC, subject to the oversight of NFA and the Board, will furnish an investment program, make investment decisions for, and place all orders for the purchase and sale of securities for the portion of the respective Fund’s investment portfolio allocated to it by NFA. There have been no changes to the advisory fees paid by the Funds; rather, NFA will pay a portion of the investment advisory fee it receives to NAM LLC for its sub-advisory services. The Independent Board Members reviewed the allocation of fees between NFA and NAM LLC. NFA and NAM LLC do not anticipate any reduction in the nature or level of services provided to the Funds following the Restructuring. The personnel of NFA who engaged in portfolio management activities prior to the spinoff of NAM LLC are not expected to materially change as a result of the spinoff. In light of the foregoing, at a meeting held on November 16-18, 2010, the Board Members, including a majority of the Independent Board Members, approved the Sub-Advisory Agreements on behalf of the Funds. Given that the Restructuring was not expected to reduce the level or nature of services provided and the advisory fees paid by the Funds were the same, the factors considered and determinations made at the May Meeting in approving the Advisory Agreements were equally applicable to the approval of the Sub-Advisory Agreements. For a discussion of these considerations, please see the shareholder report of the Funds that was first issued after the May Meeting for the period including May 2010.

Nuveen Investments 73

Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may

74 Nuveen Investments

exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen Investments 75

Glossary of Terms
Used in this Report

•
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

•
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

•
Average Effective Maturity: The market-value-weighted average of the effective maturity dates of the individual securities including cash. In the case of a bond that has been advance-refunded to a call date, the effective maturity is the date on which the bond is scheduled to be redeemed using the proceeds of an escrow account. In most other cases the effective maturity is the stated maturity date of the security.

•
Inverse Floaters: Inverse floating rate securities, also known as inverse floaters, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

•	Leverage: Using borrowed money to invest in securities or other assets.

76 Nuveen Investments

•
Leverage-Adjusted Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond Fund’s value to changes when market interest rates change. Generally, the longer a bond’s or Fund’s duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund’s portfolio of bonds.

•	Market Yield (also known as Dividend Yield or Current Yield): An investment’s current annualized dividend divided by its current market price.

•
Net Asset Value (NAV): A Fund’s NAV per common share is calculated by subtracting the liabilities of the Fund (including any Preferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of common shares outstanding. Fund NAVs are calculated at the end of each business day.

•
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

•
Structural Leverage: Structural Leverage consists of preferred shares or debt issued by the fund. Both of these are part of a fund’s capital structure. Structural leverage is sometimes referred to as “’40 Act Leverage” and is subject to asset coverage limits set in the Investment Company Act of 1940.

•	Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

•
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Nuveen Investments 77

Notes

78 Nuveen Investments

Other Useful Information

Board of Directors/Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Virginia L. Stringer
Terence J. Toth

Fund Manager
Nuveen Fund Advisors, Inc.
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank
& Trust Company
Boston, MA

Transfer Agent and Shareholder Services
State Street Bank
& Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common and Preferred Share Information

Each Fund intends to repurchase and/or redeem shares of its own common and/or auction rate preferred stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased and/or redeemed shares of their common and/or auction rate preferred stock as shown in the accompanying table.

Auction Rate
	Common Shares	Preferred Shares
Fund	Repurchased	Redeemed
NNY	—	N/A
NYV	—	N/A
NNP	—	—
NAN	—	876
NXK	—	—
N/A - Fund is not authorized to issue auction rate preferred shares.

Any future repurchases and/or redemptions will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments 79

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen Asset Management, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed approximately $206 billion of assets as of March 31, 2011.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Nuveen makes things e-simple.

It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready - no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

Free e-Reports right to your e-mail!

www.investordelivery.com

If you receive your Nuveen Fund distributions and statements from your financial advisor or brokerage account.

OR

www.nuveen.com/accountaccess

If you receive your Nuveen Fund distributions and statements directly from Nuveen.

Distributed by
Nuveen Securities, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

ESA-A-0311D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors or Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen New York Dividend Advantage Municipal Fund

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
(Vice President and Secretary)

Date: June 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: June 6, 2011

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: June 6, 2011